Fidelity

Destiny SM

Portfolios:

Destiny I - Class N

Destiny II - Class N

Semiannual Report

March 31, 2003

DESTINY

Semiannual Report

Contents

Semiannual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	2.61%	-25.76%	-42.98%	55.74%
S&P 500	5.02%	-24.76%	-17.47%	126.73%
LipperSM Growth Funds Average	3.19%	-26.08%	-19.40%	96.15%
Large Cap Core Funds Average	3.30%	-25.78%	-21.83%	93.25%

Let's say hypothetically that $10,000 was invested in DestinySM I: Class N on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-25.76%	-10.63%	4.53%
$50/month 15-Year Plan	-62.88%	-12.49%	3.99%
S&P 500	-24.76%	-3.77%	8.53%
Lipper Growth Funds Average	-26.08%	-4.63%	6.52%
Large Cap Core Funds Average	-25.78%	-5.00%	6.67%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	5.80%	-18.80%	-11.09%	139.50%
S&P 500	5.02%	-24.76%	-17.47%	126.73%
Lipper Growth Funds Average	3.19%	-26.08%	-19.40%	96.15%
Multi Cap Core Funds Average	2.72%	-24.43%	-13.32%	112.54%

Let's say hypothetically that $10,000 was invested in Destiny II: Class N on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-18.80%	-2.32%	9.13%
$50/month 15-Year Plan	-59.40%	-4.36%	8.57%
S&P 500	-24.76%	-3.77%	8.53%
Lipper Growth Funds Average	-26.08%	-4.63%	6.52%
Multi Cap Core Funds Average	-24.43%	-3.18%	7.42%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

The pendulum of investor sentiment swung back in a positive direction for stocks during the six-month period ending March 31, 2003. For many investors who've watched the value of their portfolios shrink since the peak of the market in March 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was welcome news. A look at the returns of the major stock market indexes during the past six months provides some evidence that investors may have been more optimistic about the market than they've been in some time. In fact, demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial AverageSM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain, as evidenced by the 1.39% return for the Russell 2000® Index. Analyzing the market's six-month performance a little closer, investors favored growth-oriented stocks - representing those companies awarded higher valuations due to their stronger earnings-growth prospects - over value stocks, meaning those often considered to have lower valuations as a result of their fundamentals profit growth or other factors. For example, the Russell 1000 Growth Index appreciated 6.01% during the past six months, while the Russell 1000 Value Index rose 3.90%. Some market analysts suggested that this shift in favor of growth stocks may mark a distinct change in future expectations about the fundamentals of certain stocks and industries, but others said that opportunistic investors simply grew attracted to some growth-oriented stocks after their valuations fell to historically low levels in the fall of 2002. Meanwhile, though the performance numbers for several major indexes improved, they did so amid a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to investor concerns was the situation in Iraq, which led to an increase in market volatility through the end of the period.

(Portfolio Manager photograph)

An interview with
Karen Firestone,
Portfolio Manager
of Destiny I

Q. How did the fund perform, Karen?

A. For the six months ending March 31, 2003, the fund's Class N shares returned 2.61%, while the Standard & Poor's 500 Index and the Lipper Inc. growth funds average returned 5.02% and 3.19%, respectively. For the 12 months ending March 31, 2003, the fund's Class N shares fell 25.76%, while the S&P 500 and Lipper average declined 24.76% and 26.08%, respectively.

Q. Why did the fund lag its benchmarks during the past six months?

A. The same conservative posture that helped performance in 2002 amid the market downturn hurt during the fourth quarter as stocks waged a strong recovery. Not surprisingly then, nearly all of the fund's underperformance came in the first half of the period. Though I gradually became more aggressive, I was a little late in doing so - particularly in technology - causing us to miss some of the upswing in October and November and to fall further in December when the market rolled back over.

Q. What prompted you to get more aggressive?

A. It appeared that the economy was gradually improving late in the year, so I reduced my weighting in some of the more defensive names that had done well for us and increased my weighting in cyclicals - including several technology and industrial companies - that I felt presented stronger upside at more reasonable valuations. However, the market rally turned out to be nothing more than a head fake at the time, as investor optimism at the start of the new year quickly eroded in the face of heightened economic, corporate and geopolitical uncertainty. While the timing of my move curbed performance, I took advantage of price weakness early in 2003 by increasing our exposure to quality technology names I felt would rebound when the cloud of war lifts and the economy begins to improve.

Q. How did the fund do on a sector basis?

A. Overweighting the technology sector - by far the strongest area of the market during the period - helped performance, although my stock picking dampened fund results. While we were rewarded for overweighting the sector relative to the S&P 500, we lost ground by shying away from several large-cap tech stocks that did well, such as Hewlett-Packard, and by not owning enough of some more aggressive software and hardware names that posted big gains, including Oracle and Cisco Systems, respectively. So, even though we benefited from having ample stakes in Microsoft, Dell and several semiconductor-related stocks, it did not offset our relative losses. Overexposure to the shares of two defense contractors, namely Lockheed Martin and Northrop Grumman, also detracted, as did our underweighting in strong-performing telecommunication services stocks, such as Verizon, and diversified financials, such as Citigroup.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. Where were the bright spots?

A. My stock picking in health care was a plus. Our top contributors in this space largely were special situations and not a result of any concentrated industry bets. The best example would be medical device maker Boston Scientific, which rose sharply on the widely anticipated launch of its drug-coated coronary stents. Specialty pharmaceutical company Allergan also gave us a lift, thanks in part to strong sales of its wrinkle fighter, Botox Cosmetic, while market share gains propelled leading generic drug manufacturer Mylan Laboratories. Avoiding weak hospital stocks was another positive move. The fund's positioning within the consumer discretionary group further benefited performance. Concerns about consumer spending kept me underweighted in lagging big-box retailers such as Home Depot, while attractive valuations and improving fundamentals led me to Internet stocks Amazon.com and eBay, which were among the period's top-performers. Some solid picks in media also helped.

Q. What's your outlook?

A. Now that the war in Iraq is nearly behind us, the national focus is returning to the economy, which I feel is slowly improving. I've made choices among the cyclical parts of the market - whether it's technology, consumer discretionary or industrials - that I think are attractive on both a valuation and fundamental basis. I believe these stocks can do well regardless of how soon the economy picks up. So, overall I'd say the fund is positioned fairly aggressively at period end, with much less emphasis on defensive consumer stocks, which I feel remain vulnerable to a downturn in consumer spending.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2003, more than $2.7 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Fund and Fidelity Large Cap Stock Fund, since 1998; Fidelity Advisor Health Care Fund, 1996-1997; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone discusses a variety of topics:

"While I'm a large-cap growth manager by trade, I'm always willing to consider opportunities in a number of sectors. I don't invest in companies unless I think that there's significant sales or earnings growth coming within the next six to 12 months. I'm not interested in buying a stock just because it's cheap if I have to wait two-plus years. If it's cheap now and it's cyclical, I expect there to be some improvement within a couple of quarters; otherwise I wouldn't own it. My primary focus is the growth engine of the companies in which I invest.

"The fund had a sizable overweighting in technology at the end of the reporting period because I felt that many stocks - particularly some of the more aggressive networking and specialized semiconductor names - were attractively priced with limited downside risk and had the opportunity for substantial upside as fundamentals recover. Elsewhere, I continued to focus on biotechnology companies that I felt had strong pipelines, near-term product launches or products on the market with great potential. Other areas of interest include energy services stocks and certain specialty consumer names.

"Although telecom services stocks rebounded strongly during the past six months, I remained underweighted in the sector at period end due to my concerns about overcapacity, increased competition and eroding pricing. I'm also carrying less exposure than the index in consumer staples. My feeling is that if the market moves toward cyclicals, these defensive consumer stocks - which are already quite expensive - would not have an easy time outperforming the market. As such, I trimmed holdings where I felt expectations were too high, particularly given softening consumer spending. I'm just not a big believer that the consumer will continue to drive the economy going forward.

"One notable change during the past six months involved the departure of Philip Morris - now known as Altria - from the fund's top-10 holdings. The story here is that I felt the issues surrounding tobacco litigation were so cumbersome and complex that the risk of overweighting the stock was much greater than one would ascribe through traditional fundamental analysis. Beyond that, the stock didn't quite fit with my cyclical strategy."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

The pendulum of investor sentiment swung back in a positive direction for stocks during the six-month period ending March 31, 2003. For many investors who've watched the value of their portfolios shrink since the peak of the market in March 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was welcome news. A look at the returns of the major stock market indexes during the past six months provides some evidence that investors may have been more optimistic about the market than they've been in some time. In fact, demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial AverageSM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain, as evidenced by the 1.39% return for the Russell 2000® Index. Analyzing the market's six-month performance a little closer, investors favored growth-oriented stocks - representing those companies awarded higher valuations due to their stronger earnings-growth prospects - over value stocks, meaning those often considered to have lower valuations as a result of their fundamentals or other factors. For example, the Russell 1000 Growth Index appreciated 6.01% during the past six months, while the Russell 1000 Value Index rose 3.90%. Some market analysts suggested that this shift in favor of growth stocks may mark a distinct change in future expectations about the fundamentals of certain stocks and industries, but others said that opportunistic investors simply grew attracted to some growth-oriented stocks after their valuations fell to historically low levels in the fall of 2002. Meanwhile, though the performance numbers for several major indexes improved, they did so amid a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to investor concerns was the situation in Iraq, which led to an increase in market volatility through the end of the period.

(Portfolio Manager photograph)

An interview with Adam Hetnarski, Portfolio Manager of Fidelity Destiny II

Q. How did the fund perform, Adam?

A. The fund posted a respectable gain and beat both of its benchmarks. For the six months ending March 31, 2003, the fund's Class N shares returned 5.80%, versus 5.02% for the Standard & Poor's 500 Index and 3.19% for the Lipper Inc. growth funds average. For the 12 months ending March 31, 2003, the fund's Class N shares returned -18.80%, compared with -24.76% for the S&P 500 and -26.08% for the Lipper average.

Q. Why did the fund outperform its benchmarks during the six-month period?

A. Stock selection in technology hardware and equipment was a key positive factor. My focus in that sector was on telecommunication equipment stocks, whose share prices had fallen so far that I was convinced the valuations were attractive for the companies that had the staying power to survive this difficult environment. My telecom equipment investments were timely, as these stocks did very well in the October-November rally and again when the market advanced in mid-March. Another area that helped the fund was health equipment and services, where my emphasis on medical device stocks boosted relative performance. On the negative side, the primary sector detracting from our returns was capital goods, which includes defense stocks. Defense names struggled during the period for a variety of reasons, including questions about pension fund liabilities, slowing revenue growth and the perception that the war with Iraq might end quickly.

Q. What did you like about medical device companies?

A. They appeared to be one market segment capable of delivering sustained, strong earnings growth despite the soft economy. Growth was driven partly by improvements in cardiac pacemakers, prosthetics and other devices. Demographic factors also helped, as increasing numbers of the baby boomer generation were starting to need these products.

Q. Which stocks helped the fund's performance?

A. St. Jude Medical, a leading manufacturer of pacemakers and other devices designed to help cardiac patients, was the fund's top absolute and relative contributor. Recent studies indicated that pacemakers significantly increase a patient's quality of life. As a result, St. Jude was projected to have near-term earnings growth of approximately 20%. In the information technology sector, telecom-related holdings CIENA, Agere Systems, ADC Telecommunications and Broadcom all made contributions to the fund. I selected these stocks because of their relatively strong balance sheets, solid management teams and attractive product lines. However, in light of the ongoing challenges facing the telecom equipment industry, I reduced or eliminated the fund's positions in all four stocks as their prices rallied. Finally, Microsoft, the fund's largest holding at period end, was a top-10 contributor to our absolute performance. The company maintained its pricing power in a market where that's a relative rarity, and it stood to benefit from pent-up demand for personal computers.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Which stocks detracted from performance?

A. Defense holdings Lockheed Martin and Northrop Grumman were two of the largest detractors. Although the negative factors I mentioned earlier held back both stocks, I continued to like their longer-term growth prospects. Beverage maker Coca-Cola also hurt performance, as foreign countries' disapproval of the U.S. conflict with Iraq made life more difficult for U.S. companies doing business overseas. Tyco International was another laggard. However, with a valuation of approximately eight times 2003 earnings and projected earnings growth of 15%, I thought Tyco was a good buy. I also liked the fact that Tyco's recently appointed CEO - Ed Breen - continued to add talented players to the company's managerial ranks.

Q. What's your outlook, Adam?

A. With the war winding down, investors' focus should return to the economy, which continues to struggle along with gross domestic product growth under 2% for the most recent quarter. Questions also persist about consumers' ability to maintain their spending. Moreover, while we have read in the media that uncertainty about the war has been a major factor holding back business spending - implying that business spending might rebound once the war is over - the mood among CEOs I talk to is still very cautious. I'm therefore inclined to maintain the fund's defensive positioning until I see more conviction in both business and consumer spending.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2003, more than $4.1 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski discusses the prospects for inflation:

"One piece of the economic puzzle that could play an increasingly important role in the stock market's future performance is inflation. After many years of being relatively subdued, inflation has given indications that it may have entered a new phase of higher growth. For example, producer prices rose 1.6% and 1.0% in January and February, respectively, while consumer prices increased 0.3% and 0.6% during the same period. These are much higher numbers than we're used to seeing. It's true that if we strip out the volatile food, energy and housing components of the indexes, the increases are more modest. However, food, energy and housing are essential items representing real costs that consumers and businesses must bear, so I think that not taking them into account makes little sense. It's also true that the conflict with Iraq drove crude oil prices higher than they would have been under normal circumstances. Even without this factor, though, inflation would probably still have registered sizable increases in January and February.

"Rising inflation at this time would be bad from several standpoints. First and foremost, if consumers and businesses spend more on food, energy and housing, they have less to spend on other, less-essential items. The implications for consumer spending are particularly important since it accounts for approximately two-thirds of U.S. economic activity, with the remaining third made up of business and government spending. If people are spending less on nonessential items, it could take longer for demand to recover in those industries, especially since consumers continue to carry relatively high levels of debt.

"Inflation could hurt the financial markets in other ways. For example, inflation tends to drive bond prices lower and interest rates higher. If interest rates rise too much before the economy gets back on its feet, we could see economic growth slow even further from the current anemic pace. Additionally, higher inflation would tend to push down the value of the U.S. dollar, which already has depreciated considerably in the past year or so. A falling dollar might make U.S. investments less attractive relative to those in other countries."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of March 31, 2003	as of September 30, 2002
Microsoft Corp.	Microsoft Corp.
Wal-Mart Stores, Inc.	Philip Morris Companies, Inc.
General Electric Co.	Wal-Mart Stores, Inc.
Merck & Co., Inc.	The Coca-Cola Co.
Johnson & Johnson	General Electric Co.
Bank of America Corp.	Pfizer, Inc.
Intel Corp.	Exxon Mobil Corp.
Dell Computer Corp.	Intel Corp.
Pfizer, Inc.	Lowe's Companies, Inc.
Exxon Mobil Corp.	Wells Fargo & Co.
Top Ten Equity Holdings - Destiny II
as of March 31, 2003	as of September 30, 2002
Microsoft Corp.	Microsoft Corp.
Verizon Communications, Inc.	The Coca-Cola Co.
Johnson & Johnson	Viacom, Inc. Class B (non-vtg.)
Tyco International Ltd.	AT&T Corp.
Merck & Co., Inc.	Bristol-Myers Squibb Co.
Northrop Grumman Corp.	American International Group, Inc.
Lockheed Martin Corp.	Biomet, Inc.
BJ Services Co.	Texas Instruments, Inc.
Fifth Third Bancorp	Zimmer Holdings, Inc.
Burlington Resources, Inc.	Morgan Stanley
Top Five Market Sectors - Destiny I
as of March 31, 2003	% of fund's net assets	as of September 30, 2002	% of fund's net assets
Information Technology	20.3%	Consumer Discretionary	19.6%
Health Care	16.8%	Information Technology	15.4%
Consumer Discretionary	15.3%	Financials	13.1%
Financials	14.2%	Health Care	12.7%
Industrials	10.3%	Consumer Staples	11.7%
Top Five Market Sectors - Destiny II
as of March 31, 2003	% of fund's net assets	as of September 30, 2002	% of fund's net assets
Health Care	18.8%	Information Technology	17.7%
Energy	18.4%	Health Care	14.7%
Industrials	16.1%	Industrials	13.5%
Information Technology	12.1%	Consumer Discretionary	10.9%
Materials	8.4%	Financials	10.1%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	180,000	$ 4,955,353
Household Durables - 0.4%
Sony Corp. sponsored ADR	351,000	12,330,630
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	688,700	17,926,861
eBay, Inc. (a)	241,700	20,614,593
		38,541,454
Leisure Equipment & Products - 0.6%
Mattel, Inc.	783,600	17,631,000
Media - 8.0%
AOL Time Warner, Inc. (a)	1,011,300	10,982,718
Belo Corp. Series A	729,600	14,781,696
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	567,474	22,443,597
Comcast Corp. Class A (special) (a)	1,422,200	39,096,278
Knight-Ridder, Inc.	203,300	11,893,050
Liberty Media Corp. Class A (a)	1,193,100	11,608,863
Pixar (a)	63,900	3,455,712
Television Francaise 1 SA	288,131	6,572,371
The New York Times Co. Class A	234,500	10,118,675
TMP Worldwide, Inc. (a)	465,000	4,989,450
Tribune Co.	656,020	29,527,460
Univision Communications, Inc. Class A (a)	475,300	11,649,603
Viacom, Inc. Class B (non-vtg.) (a)	951,665	34,754,806
Walt Disney Co.	604,690	10,291,824
		222,166,103
Multiline Retail - 2.9%
Wal-Mart Stores, Inc.	1,573,900	81,890,017
Specialty Retail - 0.9%
CDW Computer Centers, Inc. (a)	178,400	7,278,720
Lowe's Companies, Inc.	405,150	16,538,223
		23,816,943
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	293,900	15,112,338
Polo Ralph Lauren Corp. Class A (a)	440,600	10,089,740
		25,202,078
TOTAL CONSUMER DISCRETIONARY		426,533,578
CONSUMER STAPLES - 6.7%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	433,800	20,219,418
PepsiCo, Inc.	468,400	18,736,000
The Coca-Cola Co.	612,500	24,794,000
		63,749,418

	Shares	Value (Note 1)
Food Products - 0.4%
Dean Foods Co. (a)	280,900	$ 12,053,419
Household Products - 0.9%
Procter & Gamble Co.	189,100	16,839,355
The Dial Corp.	442,100	8,576,740
		25,416,095
Personal Products - 2.5%
Alberto-Culver Co. Class B	555,710	27,385,389
Gillette Co.	1,320,100	40,843,894
		68,229,283
Tobacco - 0.6%
Altria Group, Inc.	549,570	16,465,117
TOTAL CONSUMER STAPLES		185,913,332
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Rowan Companies, Inc.	592,800	11,654,448
Schlumberger Ltd. (NY Shares)	678,200	25,778,382
Tidewater, Inc.	638,200	18,329,104
		55,761,934
Oil & Gas - 4.7%
ChevronTexaco Corp.	431,100	27,870,615
ConocoPhillips	697,688	37,396,077
Exxon Mobil Corp.	1,354,800	47,350,260
Ocean Energy, Inc.	961,700	19,234,000
		131,850,952
TOTAL ENERGY		187,612,886
FINANCIALS - 14.2%
Banks - 5.8%
Bank of America Corp.	813,400	54,367,656
Bank One Corp.	969,400	33,560,628
Fifth Third Bancorp	265,300	13,302,142
Synovus Financial Corp.	261,900	4,685,391
Wachovia Corp.	841,390	28,666,157
Wells Fargo & Co.	580,400	26,112,196
		160,694,170
Diversified Financials - 6.4%
American Express Co.	773,500	25,703,405
Citigroup, Inc.	928,666	31,992,544
Credit Saison Co. Ltd.	466,100	8,080,147
Fannie Mae	499,900	32,668,465
Freddie Mac	216,600	11,501,460
JAFCO Co. Ltd.	103,600	3,609,511
Legg Mason, Inc.	304,000	14,816,960
MBNA Corp.	841,300	12,661,565
Morgan Stanley	549,500	21,073,325
Principal Financial Group, Inc.	594,100	16,123,874
		178,231,256
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 2.0%
AFLAC, Inc.	379,000	$ 12,146,950
Allstate Corp.	556,600	18,462,422
American International Group, Inc.	382,264	18,902,955
Nationwide Financial Services, Inc. Class A	293,300	7,147,721
		56,660,048
TOTAL FINANCIALS		395,585,474
HEALTH CARE - 16.8%
Biotechnology - 3.2%
Amgen, Inc. (a)	704,100	40,520,955
Cephalon, Inc. (a)	311,300	12,433,322
Geneprot, Inc. (c)	262,000	917,000
Genzyme Corp. - General Division (a)	360,700	13,147,515
MedImmune, Inc. (a)	363,000	11,917,290
Neurocrine Biosciences, Inc. (a)	97,100	4,056,838
Protein Design Labs, Inc. (a)	829,900	6,141,260
		89,134,180
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	1,107,200	45,129,472
Medtronic, Inc.	699,100	31,543,392
Stryker Corp.	210,500	14,450,825
		91,123,689
Health Care Providers & Services - 0.6%
Accredo Health, Inc. (a)	264,150	6,429,147
Covance, Inc. (a)	383,800	8,873,456
		15,302,603
Pharmaceuticals - 9.7%
Abbott Laboratories	208,700	7,849,207
Allergan, Inc.	358,500	24,453,285
Bristol-Myers Squibb Co.	430,560	9,097,733
Johnson & Johnson	1,090,400	63,101,448
Merck & Co., Inc.	1,253,210	68,650,844
Mylan Laboratories, Inc.	320,650	9,218,688
Pfizer, Inc.	1,576,125	49,112,055
Pharmaceutical Resources, Inc. (a)	118,100	5,016,888
Pharmacia Corp.	285,700	12,370,810
Schering-Plough Corp.	983,700	17,539,371
Wyeth	127,400	4,818,268
		271,228,597
TOTAL HEALTH CARE		466,789,069
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	174,500	8,297,475
Northrop Grumman Corp.	65,000	5,577,000
		13,874,475

	Shares	Value (Note 1)
Air Freight & Logistics - 1.1%
FedEx Corp.	540,100	$ 29,743,307
Airlines - 0.5%
Southwest Airlines Co.	1,056,100	15,165,596
Building Products - 0.6%
American Standard Companies, Inc. (a)	220,800	15,184,416
Commercial Services & Supplies - 0.5%
ChoicePoint, Inc. (a)	285,800	9,688,620
Robert Half International, Inc. (a)	371,400	4,943,334
		14,631,954
Electrical Equipment - 0.5%
Emerson Electric Co.	298,100	13,518,835
Industrial Conglomerates - 3.8%
3M Co.	241,000	31,337,230
General Electric Co.	2,902,100	74,003,550
		105,340,780
Machinery - 1.6%
Caterpillar, Inc.	176,100	8,664,120
Graco, Inc.	594,450	16,704,045
Illinois Tool Works, Inc.	345,200	20,073,380
		45,441,545
Road & Rail - 1.2%
Union Pacific Corp.	628,400	34,562,000
TOTAL INDUSTRIALS		287,462,908
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	3,163,939	41,067,928
Juniper Networks, Inc. (a)	1,026,000	8,382,420
Motorola, Inc.	2,553,200	21,089,432
Nortel Networks Corp. (a)	2,265,400	4,712,026
UTStarcom, Inc. (a)	767,400	15,340,326
		90,592,132
Computers & Peripherals - 3.7%
Dell Computer Corp. (a)	1,952,900	53,333,699
International Business Machines Corp.	508,700	39,897,341
Sun Microsystems, Inc. (a)	2,652,100	8,645,846
		101,876,886
Electronic Equipment & Instruments - 0.3%
Kyocera Corp.	83,800	4,130,502
Vishay Intertechnology, Inc. (a)	514,300	5,235,574
		9,366,076
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	477,200	11,462,344
Semiconductor Equipment & Products - 5.7%
Altera Corp. (a)	860,000	11,644,400
Analog Devices, Inc. (a)	892,300	24,538,250
Intel Corp.	3,310,300	53,891,684
Marvell Technology Group Ltd. (a)	404,000	8,560,760
Micrel, Inc. (a)	831,100	7,662,742
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	602,640	$ 4,905,490
QLogic Corp. (a)	64,300	2,388,102
Texas Instruments, Inc.	2,418,900	39,597,393
Tokyo Electron Ltd.	121,300	4,771,178
		157,959,999
Software - 6.9%
Microsoft Corp.	6,494,098	157,222,111
Oracle Corp. (a)	1,914,300	20,768,241
Reynolds & Reynolds Co. Class A	605,400	15,316,620
		193,306,972
TOTAL INFORMATION TECHNOLOGY		564,564,409
MATERIALS - 3.0%
Chemicals - 1.4%
Dow Chemical Co.	491,300	13,564,793
Monsanto Co.	803,100	13,170,840
PPG Industries, Inc.	261,900	11,806,452
		38,542,085
Containers & Packaging - 0.8%
Pactiv Corp. (a)	522,600	10,608,780
Smurfit-Stone Container Corp. (a)	984,700	13,154,607
		23,763,387
Metals & Mining - 0.4%
Kinross Gold Corp. (a)	757,700	4,666,581
Newmont Mining Corp. Holding Co.	200,000	5,230,000
		9,896,581
Paper & Forest Products - 0.4%
International Paper Co.	339,000	11,458,200
TOTAL MATERIALS		83,660,253
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
KT Corp. sponsored ADR	553,300	9,500,161
SBC Communications, Inc.	299,300	6,003,958
Verizon Communications, Inc.	914,300	32,320,505
		47,824,624
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	718,100	13,083,782
TOTAL TELECOMMUNICATION SERVICES		60,908,406
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Reliant Resources, Inc. (a)	51,200	182,272
TOTAL COMMON STOCKS (Cost $2,743,972,789)		2,659,212,587
Money Market Funds - 5.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.37% (b) (Cost $152,106,544)	152,106,544	$ 152,106,544
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,896,079,333)		2,811,319,131
NET OTHER ASSETS - (1.0)%		(26,883,255)
NET ASSETS - 100%		$ 2,784,435,876
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,135,814,810 and $1,164,384,379, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $110,708 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $805,799,000 of which $78,295,000 and $727,504,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $637,344,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolio: Destiny I

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,105,724) (cost $2,896,079,333) - See accompanying schedule		$ 2,811,319,131
Receivable for investments sold		11,750,391
Receivable for fund shares sold		287,919
Dividends receivable		3,261,970
Interest receivable		181,420
Other receivables		203,676
Total assets		2,827,004,507

Liabilities
Payable for investments purchased	$ 10,190,187
Payable for fund shares redeemed	1,206,146
Accrued management fee	1,061,182
Distribution fees payable	3,981
Other payables and accrued expenses	168,035
Collateral on securities loaned, at value	29,939,100
Total liabilities		42,568,631

Net Assets		$ 2,784,435,876
Net Assets consist of:
Paid in capital		$ 4,636,045,192
Undistributed net investment income		4,686,052
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,771,554,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,741,139)
Net Assets		$ 2,784,435,876
Class O: Net Asset Value, offering price and redemption price per share ($2,764,935,884 ÷ 291,006,251 shares)		$ 9.50

Class N: Net Asset Value, offering price and redemption price per share ($19,499,992 ÷ 2,079,730 shares)		$ 9.38

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 19,187,357
Interest		866,010
Security lending		79,454
Total income		20,132,821

Expenses
Management fee	$ 6,591,822
Transfer agent fees	143,705
Distribution fees	20,829
Accounting and security lending fees	292,449
Non-interested trustees' compensation	5,745
Depreciation in deferred trustee compensation	(11,983)
Custodian fees and expenses	45,796
Registration fees	10,635
Audit	23,738
Legal	9,473
Miscellaneous	115,573
Total expenses before reductions	7,247,782
Expense reductions	(490,507)	6,757,275
Net investment income (loss)		13,375,546
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(269,404,609)
Foreign currency transactions	(8,488)
Total net realized gain (loss)		(269,413,097)
Change in net unrealized appreciation (depreciation) on: Investment securities	340,518,868
Assets and liabilities in foreign currencies	11,738
Total change in net unrealized appreciation (depreciation)		340,530,606
Net gain (loss)		71,117,509
Net increase (decrease) in net assets resulting from operations		$ 84,493,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,375,546	$ 29,209,789
Net realized gain (loss)	(269,413,097)	(699,604,011)
Change in net unrealized appreciation (depreciation)	340,530,606	38,012,540
Net increase (decrease) in net assets resulting from operations	84,493,055	(632,381,682)
Distributions to shareholders from net investment income	(26,507,882)	(37,219,056)
Share transactions - net increase (decrease)	(53,604,474)	(190,122,951)
Total increase (decrease) in net assets	4,380,699	(859,723,689)

Net Assets
Beginning of period	2,780,055,177	3,639,778,866
End of period (including undistributed net investment income of $4,686,052 and undistributed net investment income of $17,818,388, respectively)	$ 2,784,435,876	$ 2,780,055,177

Financial Highlights - Class O

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.20	.42	.44
Net realized and unrealized gain (loss)	.23	(2.23)	(6.74)	(.77)	4.13	1.56
Total from investment operations	.28	(2.13)	(6.62)	(.57)	4.55	2.00
Distributions from net investment income	(.09)	(.12)	(.13)	(.44)	(.42)	(.47)
Distributions from net realized gain	-	-	(3.78)	(3.44)	(2.17)	(2.03)
Total distributions	(.09)	(.12)	(3.91)	(3.88)	(2.59)	(2.50)
Net asset value, end of period	$ 9.50	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Total Return B, C, D	2.97%	(18.69)%	(34.55)%	(3.23)%	18.99%	8.72%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.48%	.40%	.27%	.32%	.33%
Expenses net of voluntary waivers, if any	.49% A	.48%	.40%	.27%	.32%	.33%
Expenses net of all reductions	.46% A	.44%	.37%	.25%	.31%	.33%
Net investment income (loss)	.93% A	.80%	.75%	.85%	1.55%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,764,936	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058
Portfolio turnover rate	83% A	93%	119%	145%	36%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	- H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	.24	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	.24	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 9.38	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B, C, D	2.61%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.37% A	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.34% A	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	.05% A	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,500	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	83% A	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.5%
Michelin SA (Compagnie Generale des Etablissements) Series B	722,784	$ 19,898,056
Automobiles - 1.1%
Monaco Coach Corp. (a)(f)	2,389,450	24,754,702
Nissan Motor Co. Ltd.	2,166,400	14,417,393
Winnebago Industries, Inc.	227,700	6,193,440
		45,365,535
Media - 1.2%
AOL Time Warner, Inc. (a)	2,945,800	31,991,388
Comcast Corp. Class A (special) (a)	307,955	8,465,683
Viacom, Inc. Class B (non-vtg.) (a)	309,830	11,314,992
		51,772,063
Multiline Retail - 0.3%
Wal-Mart Stores, Inc.	286,900	14,927,407
Specialty Retail - 0.8%
Staples, Inc. (a)	1,774,000	32,517,420
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	129,900	6,679,458
TOTAL CONSUMER DISCRETIONARY		171,159,939
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
The Coca-Cola Co.	243,800	9,869,024
Household Products - 0.0%
Procter & Gamble Co.	3,400	302,770
Personal Products - 0.0%
Gillette Co.	15,900	491,946
Tobacco - 0.3%
Altria Group, Inc.	397,400	11,906,104
TOTAL CONSUMER STAPLES		22,569,844
ENERGY - 18.4%
Energy Equipment & Services - 9.2%
BJ Services Co. (a)	2,825,998	97,186,071
ENSCO International, Inc.	400,000	10,204,000
Nabors Industries Ltd. (a)	919,500	36,660,465
Noble Corp. (a)	1,998,025	62,777,946
Pride International, Inc. (a)	4,357,461	58,782,149
Rowan Companies, Inc.	2,986,797	58,720,429
Schlumberger Ltd. (NY Shares)	773,100	29,385,531
Weatherford International Ltd. (a)	765,878	28,927,212
		382,643,803
Oil & Gas - 9.2%
Apache Corp.	909,710	56,165,495
BP PLC sponsored ADR	650,000	25,083,500
Burlington Resources, Inc.	1,795,700	85,672,847
Chesapeake Energy Corp.	3,185,200	25,035,672

	Shares	Value (Note 1)
Devon Energy Corp.	1,140,900	$ 55,014,198
EOG Resources, Inc.	1,344,600	53,192,376
Knightsbridge Tankers Ltd. (f)	990,950	13,476,920
Lukoil Oil Co. sponsored ADR	160,300	8,800,470
Stelmar Shipping Ltd. (a)	671,600	10,080,716
Teekay Shipping Corp.	910,600	35,331,280
Tsakos Energy Navigation Ltd.	193,800	2,519,400
YUKOS Corp. sponsored ADR	98,800	14,424,800
		384,797,674
TOTAL ENERGY		767,441,477
FINANCIALS - 5.9%
Banks - 2.2%
Bank of America Corp.	60,500	4,043,820
Fifth Third Bancorp	1,753,900	87,940,546
		91,984,366
Diversified Financials - 1.5%
Bear Stearns Companies, Inc.	138,700	9,098,720
Charles Schwab Corp.	1,744,600	12,596,012
Citigroup, Inc.	9,300	320,385
Freddie Mac	2,740	145,494
Goldman Sachs Group, Inc.	4,200	285,936
Janus Capital Group, Inc.	3,279,100	37,348,949
Morgan Stanley	10,650	408,428
		60,203,924
Insurance - 2.2%
American International Group, Inc.	1,507,600	74,550,820
Lincoln National Corp.	455,000	12,740,000
Nationwide Financial Services, Inc. Class A	192,800	4,698,536
		91,989,356
TOTAL FINANCIALS		244,177,646
HEALTH CARE - 18.8%
Biotechnology - 1.0%
Biogen, Inc. (a)	1,132,500	33,929,700
Cephalon, Inc. (a)	51,400	2,052,916
Geneprot, Inc. (e)	255,000	892,500
Gilead Sciences, Inc. (a)	7,300	306,527
MedImmune, Inc. (a)	182,800	6,001,324
		43,182,967
Health Care Equipment & Supplies - 7.6%
Biomet, Inc.	1,704,087	52,230,267
Boston Scientific Corp. (a)	1,964,700	80,081,172
Guidant Corp.	1,564,300	56,627,660
Medtronic, Inc.	1,229,200	55,461,504
St. Jude Medical, Inc. (a)	1,058,320	51,593,100
Zimmer Holdings, Inc. (a)	380,933	18,524,772
		314,518,475
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 10.2%
Abbott Laboratories	964,040	$ 36,257,544
Johnson & Johnson	2,686,425	155,463,415
Merck & Co., Inc.	2,499,000	136,895,220
Pfizer, Inc.	1,819,300	56,689,388
Pharmacia Corp.	953,300	41,277,890
		426,583,457
TOTAL HEALTH CARE		784,284,899
INDUSTRIALS - 16.1%
Aerospace & Defense - 6.3%
Lockheed Martin Corp.	2,715,700	129,131,535
Northrop Grumman Corp.	1,542,500	132,346,500
		261,478,035
Air Freight & Logistics - 0.4%
CNF, Inc.	417,000	12,697,650
FedEx Corp.	43,300	2,384,531
United Parcel Service, Inc. Class B	43,300	2,468,100
		17,550,281
Airlines - 2.0%
AirTran Holdings, Inc. (a)	1,031,200	6,939,976
Alaska Air Group, Inc. (a)(f)	1,440,600	22,559,796
Delta Air Lines, Inc.	3,898,100	34,693,090
Northwest Airlines Corp. (a)	799,500	5,516,550
Southwest Airlines Co.	986,500	14,166,140
		83,875,552
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	854,700	50,145,249
Paychex, Inc.	8,800	241,736
		50,386,985
Industrial Conglomerates - 3.4%
General Electric Co.	93,700	2,389,350
Tyco International Ltd.	10,928,600	140,541,796
		142,931,146
Machinery - 1.1%
AGCO Corp. (a)	1,007,100	16,214,310
Illinois Tool Works, Inc.	348,600	20,271,090
Ingersoll-Rand Co. Ltd. Class A	266,100	10,268,799
		46,754,199
Road & Rail - 1.7%
CSX Corp.	875,000	24,955,000
Union Pacific Corp.	831,700	45,743,500
		70,698,500
TOTAL INDUSTRIALS		673,674,698
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Advanced Fibre Communication, Inc. (a)	341,900	5,176,366

	Shares	Value (Note 1)
CIENA Corp. (a)	4,005,300	$ 17,503,161
Cisco Systems, Inc. (a)	4,000	51,920
CommScope, Inc. (a)	1,186,700	8,900,250
Finisar Corp. (a)	7,103,821	5,540,980
JDS Uniphase Corp. (a)	7,177,400	20,455,590
Motorola, Inc.	4,300	35,518
QUALCOMM, Inc.	1,300	46,878
		57,710,663
Computers & Peripherals - 0.2%
Dell Computer Corp. (a)	77,400	2,113,794
International Business Machines Corp.	99,700	7,819,471
		9,933,265
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	744,243	1,049,383
IT Consulting & Services - 2.8%
Anteon International Corp.	1,120,600	25,157,470
Computer Sciences Corp. (a)	1,916,500	62,382,075
Infosys Technologies Ltd.	147,300	12,534,461
ManTech International Corp. Class A (f)	956,530	14,174,818
Technology Solutions Co. (a)	77,000	75,460
		114,324,284
Semiconductor Equipment & Products - 1.8%
Agere Systems, Inc. Class B (a)	3,742,450	5,613,675
Analog Devices, Inc. (a)	213,200	5,863,000
Linear Technology Corp.	4,300	132,741
Maxim Integrated Products, Inc.	3,800	137,256
STMicroelectronics NV (NY Shares)	400	7,560
Texas Instruments, Inc.	3,662,900	59,961,673
United Microelectronics Corp. sponsored ADR (a)	75,800	228,158
Xilinx, Inc. (a)	164,200	3,843,922
		75,787,985
Software - 5.8%
Cadence Design Systems, Inc. (a)	1,776,000	17,760,000
Microsoft Corp.	9,309,240	225,376,697
		243,136,697
TOTAL INFORMATION TECHNOLOGY		501,942,277
MATERIALS - 8.4%
Chemicals - 1.7%
Dow Chemical Co.	2,015,400	55,645,194
Georgia Gulf Corp.	633,900	12,760,407
Olin Corp.	195,000	3,543,150
		71,948,751
Containers & Packaging - 0.9%
Smurfit-Stone Container Corp. (a)	2,849,063	38,060,633
Metals & Mining - 4.0%
Agnico-Eagle Mines Ltd.	311,300	4,050,845
Alcoa, Inc.	420,900	8,157,042
Goldcorp, Inc.	677,200	7,197,384
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
JSC MMC 'Norilsk Nickel' sponsored ADR	406,700	$ 9,659,125
Kinross Gold Corp. (a)	829,400	5,108,173
Meridian Gold, Inc. (a)	102,500	973,464
Newmont Mining Corp. Holding Co.	1,899,220	49,664,603
Nucor Corp.	1,221,100	46,609,387
Phelps Dodge Corp. (a)	1,094,900	35,562,352
		166,982,375
Paper & Forest Products - 1.8%
Bowater, Inc.	1,380,600	51,289,290
International Paper Co.	668,100	22,581,780
		73,871,070
TOTAL MATERIALS		350,862,829
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	4,683,300	165,554,655
TOTAL COMMON STOCKS (Cost $3,775,358,239)		3,681,668,264
Convertible Preferred Stocks - 0.0%

ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. $3.00 (d)	39,200	2,048,200
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	27,000	27,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,425,480)		2,075,200
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (d)	$ 6,000,000	2,910,000

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.1%
Agere Systems, Inc. 6.5% 12/15/09	$ 2,120,000	$ 1,971,600
Conexant Systems, Inc. 4.25% 5/1/06	5,180,000	3,405,850
		5,377,450
TOTAL CONVERTIBLE BONDS		8,287,450
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	5,000,000	5,175,000
TOTAL CORPORATE BONDS (Cost $12,258,672)		13,462,450
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 1.37% (b) (Cost $544,967,380)	544,967,380	544,967,380
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $4,335,009,771)		4,242,173,294
NET OTHER ASSETS - (1.6)%		(68,143,601)
NET ASSETS - 100%		$ 4,174,029,693
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,958,200 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
(f) Affiliated company

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Investments (Unaudited) - continued

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alaska Air Group, Inc.	$ 1,882,673	$ -	$ -	$ 22,559,796
Knightsbridge Tankers Ltd.	1,527,770	-	-	13,476,920
ManTech International Corp. Class A	1,650,216	-	-	14,174,818
Monaco Coach Corp.	12,447,115	6,565,145	-	24,754,702
StorageNetworks, Inc.	1,005,910	5,784,361	-	-
TOTALS	$ 18,513,684	$ 12,349,506	$ -	$ 74,966,236
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,863,414,140 and $6,857,938,622, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,233,168 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $919,500 or 0.0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $351,334,000 all of which will expire on September 30, 2010.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $388,787,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,445,444) (cost $4,335,009,771) - See accompanying schedule		$ 4,242,173,294
Cash		389,334
Receivable for investments sold		159,917,285
Receivable for fund shares sold		480,942
Dividends receivable		4,319,794
Interest receivable		743,168
Other receivables		1,473,430
Total assets		4,409,497,247

Liabilities
Payable for investments purchased	$ 188,820,849
Payable for fund shares redeemed	1,288,648
Accrued management fee	2,046,584
Distribution fees payable	19,656
Other payables and accrued expenses	167,917
Collateral on securities loaned, at value	43,123,900
Total liabilities		235,467,554

Net Assets		$ 4,174,029,693
Net Assets consist of:
Paid in capital		$ 5,169,897,857
Undistributed net investment income		6,041,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(909,066,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(92,842,427)
Net Assets		$ 4,174,029,693

Class O: Net Asset Value, offering price and redemption price per share ($4,078,951,416 ÷ 460,988,126 shares)		$ 8.85

Class N: Net Asset Value, offering price and redemption price per share ($95,078,277 ÷ 10,923,123 shares)		$ 8.70

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 28,093,451
Interest		4,523,772
Security lending		279,429
Total income		32,896,652

Expenses
Management fee	$ 12,445,645
Transfer agent fees	356,850
Distribution fees	106,548
Accounting and security lending fees	355,341
Non-interested trustees' compensation	8,334
Depreciation in deferred trustee compensation	(11,388)
Custodian fees and expenses	76,226
Registration fees	10,585
Audit	26,177
Legal	10,054
Miscellaneous	288,425
Total expenses before reductions	13,672,797
Expense reductions	(3,279,362)	10,393,435
Net investment income (loss)		22,503,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($3,102,681) on sales of investments in affiliated issuers)	(1,296,293)
Foreign currency transactions	(90,074)
Futures contracts	18,628,386
Total net realized gain (loss)		17,242,019
Change in net unrealized appreciation (depreciation) on: Investment securities	202,389,851
Assets and liabilities in foreign currencies	(3,816)
Total change in net unrealized appreciation (depreciation)		202,386,035
Net gain (loss)		219,628,054
Net increase (decrease) in net assets resulting from operations		$ 242,131,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,503,217	$ 39,710,482
Net realized gain (loss)	17,242,019	(535,167,118)
Change in net unrealized appreciation (depreciation)	202,386,035	(263,961,030)
Net increase (decrease) in net assets resulting from operations	242,131,271	(759,417,666)
Distributions to shareholders from net investment income	(41,309,629)	(44,925,020)
Share transactions - net increase (decrease)	95,548,480	119,888,685
Total increase (decrease) in net assets	296,370,122	(684,454,001)

Net Assets
Beginning of period	3,877,659,571	4,562,113,572
End of period (including undistributed net investment income of $6,041,036 and undistributed net investment income of $24,847,448, respectively)	$ 4,174,029,693	$ 3,877,659,571

Financial Highlights - Class O

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.06	.12	.18
Net realized and unrealized gain (loss)	.49	(1.73)	(4.19)	2.85	3.73	.71
Total from investment operations	.54	(1.64)	(4.11)	2.91	3.85	.89
Distributions from net investment income	(.09)	(.10)	(.08)	(.11)	(.12)	(.25)
Distributions from net realized gain	-	-	(1.80)	(1.43)	(3.04)	(.97)
Total distributions	(.09)	(.10)	(1.88)	(1.54)	(3.16)	(1.22)
Net asset value, end of period	$ 8.85	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Total Return B, C, D	6.39%	(16.39)%	(27.64)%	20.25%	30.06%	6.64%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.61%	.60%	.58%	.48%	.48%
Expenses net of voluntary waivers, if any	.63% A	.61%	.60%	.58%	.48%	.48%
Expenses net of all reductions	.47% A	.43%	.55%	.56%	.47%	.48%
Net investment income (loss)	1.08% A	.86%	.67%	.37%	.79%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,078,952	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409
Portfolio turnover rate	361% A	326%	196%	113%	77%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.03)	(.08)	- H
Net realized and unrealized gain (loss)	.47	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	.48	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	(1.80)	(1.43)	-
Total distributions	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 8.70	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B, C, D	5.80%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.50% A	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.35% A	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	.20% A	(.01)%	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,078	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	361% A	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destiny I	$ 2,945,992,119	$ 291,432,916	$ (426,105,904)	$ (134,672,988)
Destiny II	4,373,184,173	130,962,321	(261,973,200)	(131,010,879)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.59%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the service fee rates and the total amounts paid to FDC were as follows:

	Service Fee	Paid to FDC
Destiny I	.25%	$ 20,829
Destiny II	.25%	$ 106,548

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 91,053	.01*
Class N	52,652	.63*
	$ 143,705
Destiny II	Amount	% of Average Net Assets
Class O	$ 88,203	.00*
Class N	268,647	.63*
	$ 356,850

*Annualized

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 1,049,770
Destiny II	$ 3,829,916

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 489,731	$ 633	$ -
Class O	-	-	143
Destiny II	3,277,169	2,193	-
Class O	-	-	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2003	Year ended September 30, 2002
Destiny I
From net investment income
Class O	$ 26,474,862	$ 37,197,781
Class N	33,020	21,275
Total	$ 26,507,882	$ 37,219,056
Destiny II
From net investment income
Class O	$ 41,033,785	$ 44,833,224
Class N	275,844	91,796
Total	$ 41,309,629	$ 44,925,020

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2003	Year ended September 30, 2002	Six months ended March 31, 2003	Year ended September 30, 2002
Destiny I
Class O
Shares sold	4,602,511	9,465,650	$ 45,218,771	$ 112,461,153
Reinvestment of distributions	2,202,996	2,462,423	21,743,580	30,878,644
Shares redeemed	(13,033,978)	(28,877,985)	(127,417,240)	(342,714,783)
Net increase (decrease)	(6,228,471)	(16,949,912)	$ (60,454,889)	$ (199,374,986)
Class N
Shares sold	748,769	879,062	$ 7,252,877	$ 10,105,517
Reinvestment of distributions	2,776	1,540	27,090	19,130
Shares redeemed	(44,451)	(75,452)	(429,552)	(872,612)
Net increase (decrease)	707,094	805,150	$ 6,850,415	$ 9,252,035
Destiny II
Class O
Shares sold	18,117,486	33,695,767	$ 165,754,974	$ 345,648,945
Reinvestment of distributions	4,063,192	3,811,421	37,381,434	41,013,817
Shares redeemed	(14,739,654)	(29,982,185)	(134,041,152)	(308,252,989)
Net increase (decrease)	7,441,024	7,525,003	$ 69,095,256	$ 78,409,773
Class N
Shares sold	3,194,122	4,444,212	$ 28,729,740	$ 44,577,018
Reinvestment of distributions	26,363	7,375	239,115	78,405
Shares redeemed	(280,290)	(318,568)	(2,515,631)	(3,176,511)
Net increase (decrease)	2,940,195	4,133,019	$ 26,453,224	$ 41,478,912

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Legend" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on November 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	6,416,031,493.50	90.573
Against	436,581,010.16	6.163
Abstain	230,955,377.90	3.261
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	5,488,047,109.27	77.473
Against	1,401,225,276.95	19.781
Abstain	194,531,286.08	2.746
TOTAL	7,083,803,672.30	100.00
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding mergers, consolidations, incorporations, and reorganizations.*
	# of Votes	% of Votes
Affirmative	6,300,731,207.15	88.946
Against	592,936,799.32	8.370
Abstain	189,899,875.09	2.681
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	5,915,534,406.15	83.508
Against	944,456,498.56	13.333
Abstain	223,576,976.85	3.156
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,639,636,741.16	93.730
Withheld	444,166,931.14	6.270
TOTAL	7,083,803,672.30	100.00
	# of Votes	% of Votes
Ralph F. Cox
Affirmative	6,622,464,581.68	93.487
Withheld	461,339,090.62	6.513
TOTAL	7,083,803,672.30	100.00
Phyllis Burke Davis
Affirmative	6,610,616,671.77	93.320
Withheld	473,187,000.53	6.680
TOTAL	7,083,803,672.30	100.00
Robert M. Gates
Affirmative	6,640,461,251.25	93.741
Withheld	443,342,421.05	6.259
TOTAL	7,083,803,672.30	100.00
Abigail P. Johnson
Affirmative	6,587,762,188.20	92.998
Withheld	496,041,484.10	7.002
TOTAL	7,083,803,672.30	100.00
Edward C. Johnson 3d
Affirmative	6,596,473,340.53	93.120
Withheld	487,330,331.77	6.880
TOTAL	7,083,803,672.30	100.00
Donald J. Kirk
Affirmative	6,638,707,509.83	93.717
Withheld	445,096,162.47	6.283
TOTAL	7,083,803,672.30	100.00
Marie L. Knowles
Affirmative	6,640,633,589.38	93.744
Withheld	443,170,082.92	6.256
TOTAL	7,083,803,672.30	100.00
Ned C. Lautenbach
Affirmative	6,640,786,279.43	93.746
Withheld	443,017,392.87	6.254
TOTAL	7,083,803,672.30	100.00
Peter S. Lynch
Affirmative	6,641,472,362.16	93.756
Withheld	442,331,310.14	6.244
TOTAL	7,083,803,672.30	100.00
Marvin L. Mann
Affirmative	6,635,931,652.31	93.678
Withheld	447,872,019.99	6.322
TOTAL	7,083,803,672.30	100.00
William O. McCoy
Affirmative	6,632,594,454.27	93.630
Withheld	451,209,218.03	6.370
TOTAL	7,083,803,672.30	100.00
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	6,550,451,305.91	92.471
Withheld	533,352,366.39	7.529
TOTAL	7,083,803,672.30	100.00
PROPOSAL 6
To amend each fund's fundamental investment limitation concerning underwriting.
Destiny I	# of Votes	% of Votes
Affirmative	2,487,805,562.84	84.244
Against	361,788,491.31	12.251
Abstain	103,321,853.81	3.499
Broker Non-Votes	189,439.75	0.006
TOTAL	2,953,105,347.71	100.00
Destiny II	# of Votes	% of Votes
Affirmative	3,532,503,680.81	85.518
Against	421,757,359.05	10.211
Abstain	176,390,933.74	4.270
Broker Non-Votes	46,350.99	0.001
TOTAL	4,130,698,324.59	100.00
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning lending.
Destiny I	# of Votes	% of Votes
Affirmative	2,430,778,040.54	82.313
Against	420,201,312.96	14.229
Abstain	101,936,554.46	3.452
Broker Non-Votes	189,439.75	0.006
TOTAL	2,953,105,347.71	100.00
Destiny II	# of Votes	% of Votes
Affirmative	3,479,569,657.44	84.237
Against	474,092,724.08	11.477
Abstain	176,989,592.08	4.285
Broker Non-Votes	46,350.99	0.001
TOTAL	4,130,698,324.59	100.00
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

Printed on recycled paper DESN-SANN-0503
6i-344725 1.741002.103

Fidelity

Destiny SM

Portfolios:

Destiny I - Class N

Destiny II - Class N

Semiannual Report

March 31, 2003

DESTINY

Semiannual Report

Contents

Semiannual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	2.97%	-25.16%	-40.54%	69.60%
S&P 500	5.02%	-24.76%	-17.47%	126.73%
LipperSM Growth Funds Average	3.19%	-26.08%	-19.40%	96.15%
Large Cap Core Funds Average	3.30%	-25.78%	-21.83%	93.25%

Let's say hypothetically that $10,000 was invested in DestinySM I: Class O on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-25.16%	-9.87%	5.42%
$50/month 15-Year Plan	-64.23%	-13.13%	4.04%
S&P 500	-24.76%	-3.77%	8.53%
Lipper Growth Funds Average	-26.08%	-4.63%	6.52%
Large Cap Core Funds Average	-25.78%	-5.00%	6.67%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	6.39%	-18.09%	-7.01%	161.57%
S&P 500	5.02%	-24.76%	-17.47%	126.73%
Lipper Growth Funds Average	3.19%	-26.08%	-19.40%	96.15%
Multi Cap Core Funds Average	2.72%	-24.43%	-13.32%	112.54%

Let's say hypothetically that $10,000 was invested in Destiny II: Class O on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-18.09%	-1.44%	10.09%
$50/month 15-Year Plan	-60.85%	-5.00%	8.65%
S&P 500	-24.76%	-3.77%	8.53%
Lipper Growth Funds Average	-26.08%	-4.63%	6.52%
Multi Cap Core Funds Average	-24.43%	-3.18%	7.42%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

The pendulum of investor sentiment swung back in a positive direction for stocks during the six-month period ending March 31, 2003. For many investors who've watched the value of their portfolios shrink since the peak of the market in March 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was welcome news. A look at the returns of the major stock market indexes during the past six months provides some evidence that investors may have been more optimistic about the market than they've been in some time. In fact, demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial AverageSM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain, as evidenced by the 1.39% return for the Russell 2000® Index. Analyzing the market's six-month performance a little closer, investors favored growth-oriented stocks - representing those companies awarded higher valuations due to their stronger earnings-growth prospects - over value stocks, meaning those often considered to have lower valuations as a result of their fundamentals profit growth or other factors. For example, the Russell 1000 Growth Index appreciated 6.01% during the past six months, while the Russell 1000 Value Index rose 3.90%. Some market analysts suggested that this shift in favor of growth stocks may mark a distinct change in future expectations about the fundamentals of certain stocks and industries, but others said that opportunistic investors simply grew attracted to some growth-oriented stocks after their valuations fell to historically low levels in the fall of 2002. Meanwhile, though the performance numbers for several major indexes improved, they did so amid a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to investor concerns was the situation in Iraq, which led to an increase in market volatility through the end of the period.

(Portfolio Manager photograph)

An interview with
Karen Firestone,
Portfolio Manager
of Destiny I

Q. How did the fund perform, Karen?

A. For the six months ending March 31, 2003, the fund's Class O shares returned 2.97%, while the Standard & Poor's 500 Index and the Lipper Inc. growth funds average returned 5.02% and 3.19%, respectively. For the 12 months ending March 31, 2003, the fund's Class O shares fell 25.16%, while the S&P 500 and Lipper average declined 24.76% and 26.08%, respectively.

Q. Why did the fund lag its benchmarks during the past six months?

A. The same conservative posture that helped performance in 2002 amid the market downturn hurt during the fourth quarter as stocks waged a strong recovery. Not surprisingly then, nearly all of the fund's underperformance came in the first half of the period. Though I gradually became more aggressive, I was a little late in doing so - particularly in technology - causing us to miss some of the upswing in October and November and to fall further in December when the market rolled back over.

Q. What prompted you to get more aggressive?

A. It appeared that the economy was gradually improving late in the year, so I reduced my weighting in some of the more defensive names that had done well for us and increased my weighting in cyclicals - including several technology and industrial companies - that I felt presented stronger upside at more reasonable valuations. However, the market rally turned out to be nothing more than a head fake at the time, as investor optimism at the start of the new year quickly eroded in the face of heightened economic, corporate and geopolitical uncertainty. While the timing of my move curbed performance, I took advantage of price weakness early in 2003 by increasing our exposure to quality technology names I felt would rebound when the cloud of war lifts and the economy begins to improve.

Q. How did the fund do on a sector basis?

A. Overweighting the technology sector - by far the strongest area of the market during the period - helped performance, although my stock picking dampened fund results. While we were rewarded for overweighting the sector relative to the S&P 500, we lost ground by shying away from several large-cap tech stocks that did well, such as Hewlett-Packard, and by not owning enough of some more aggressive software and hardware names that posted big gains, including Oracle and Cisco Systems, respectively. So, even though we benefited from having ample stakes in Microsoft, Dell and several semiconductor-related stocks, it did not offset our relative losses. Overexposure to the shares of two defense contractors, namely Lockheed Martin and Northrop Grumman, also detracted, as did our underweighting in strong-performing telecommunication services stocks, such as Verizon, and diversified financials, such as Citigroup.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Where were the bright spots?

A. My stock picking in health care was a plus. Our top contributors in this space largely were special situations and not a result of any concentrated industry bets. The best example would be medical device maker Boston Scientific, which rose sharply on the widely anticipated launch of its drug-coated coronary stents. Specialty pharmaceutical company Allergan also gave us a lift, thanks in part to strong sales of its wrinkle fighter, Botox Cosmetic, while market share gains propelled leading generic drug manufacturer Mylan Laboratories. Avoiding weak hospital stocks was another positive move. The fund's positioning within the consumer discretionary group further benefited performance. Concerns about consumer spending kept me underweighted in lagging big-box retailers such as Home Depot, while attractive valuations and improving fundamentals led me to Internet stocks Amazon.com and eBay, which were among the period's top-performers. Some solid picks in media also helped.

Q. What's your outlook?

A. Now that the war in Iraq is nearly behind us, the national focus is returning to the economy, which I feel is slowly improving. I've made choices among the cyclical parts of the market - whether it's technology, consumer discretionary or industrials - that I think are attractive on both a valuation and fundamental basis. I believe these stocks can do well regardless of how soon the economy picks up. So, overall I'd say the fund is positioned fairly aggressively at period end, with much less emphasis on defensive consumer stocks, which I feel remain vulnerable to a downturn in consumer spending.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2003, more than $2.7 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Fund and Fidelity Large Cap Stock Fund, since 1998; Fidelity Advisor Health Care Fund, 1996-1997; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone discusses a variety of topics:

"While I'm a large-cap growth manager by trade, I'm always willing to consider opportunities in a number of sectors. I don't invest in companies unless I think that there's significant sales or earnings growth coming within the next six to 12 months. I'm not interested in buying a stock just because it's cheap if I have to wait two-plus years. If it's cheap now and it's cyclical, I expect there to be some improvement within a couple of quarters; otherwise I wouldn't own it. My primary focus is the growth engine of the companies in which I invest.

"The fund had a sizable overweighting in technology at the end of the reporting period because I felt that many stocks - particularly some of the more aggressive networking and specialized semiconductor names - were attractively priced with limited downside risk and had the opportunity for substantial upside as fundamentals recover. Elsewhere, I continued to focus on biotechnology companies that I felt had strong pipelines, near-term product launches or products on the market with great potential. Other areas of interest include energy services stocks and certain specialty consumer names.

"Although telecom services stocks rebounded strongly during the past six months, I remained underweighted in the sector at period end due to my concerns about overcapacity, increased competition and eroding pricing. I'm also carrying less exposure than the index in consumer staples. My feeling is that if the market moves toward cyclicals, these defensive consumer stocks - which are already quite expensive - would not have an easy time outperforming the market. As such, I trimmed holdings where I felt expectations were too high, particularly given softening consumer spending. I'm just not a big believer that the consumer will continue to drive the economy going forward.

"One notable change during the past six months involved the departure of Philip Morris - now known as Altria - from the fund's top-10 holdings. The story here is that I felt the issues surrounding tobacco litigation were so cumbersome and complex that the risk of overweighting the stock was much greater than one would ascribe through traditional fundamental analysis. Beyond that, the stock didn't quite fit with my cyclical strategy."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

The pendulum of investor sentiment swung back in a positive direction for stocks during the six-month period ending March 31, 2003. For many investors who've watched the value of their portfolios shrink since the peak of the market in March 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was welcome news. A look at the returns of the major stock market indexes during the past six months provides some evidence that investors may have been more optimistic about the market than they've been in some time. In fact, demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial AverageSM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain, as evidenced by the 1.39% return for the Russell 2000® Index. Analyzing the market's six-month performance a little closer, investors favored growth-oriented stocks - representing those companies awarded higher valuations due to their stronger earnings-growth prospects - over value stocks, meaning those often considered to have lower valuations as a result of their fundamentals or other factors. For example, the Russell 1000 Growth Index appreciated 6.01% during the past six months, while the Russell 1000 Value Index rose 3.90%. Some market analysts suggested that this shift in favor of growth stocks may mark a distinct change in future expectations about the fundamentals of certain stocks and industries, but others said that opportunistic investors simply grew attracted to some growth-oriented stocks after their valuations fell to historically low levels in the fall of 2002. Meanwhile, though the performance numbers for several major indexes improved, they did so amid a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to investor concerns was the situation in Iraq, which led to an increase in market volatility through the end of the period.

(Portfolio Manager photograph)

An interview with Adam Hetnarski, Portfolio Manager of Fidelity Destiny II

Q. How did the fund perform, Adam?

A. The fund posted a respectable gain and beat both of its benchmarks for the six-month period. During this time, ending March 31, 2003, the fund's Class O shares returned 6.39%, versus 5.02% for the Standard & Poor's 500 Index and 3.19% for the Lipper Inc. growth funds average. For the 12 months ending March 31, 2003, the fund's return was -18.09%, compared with -24.76% for the S&P 500 and -26.08% for the Lipper average.

Q. Why did the fund outperform its benchmarks during the six-month period?

A. Stock selection in technology hardware and equipment was a key positive factor. My focus in that sector was on telecommunication equipment stocks, whose share prices had fallen so far that I was convinced the valuations were attractive for the companies that had the staying power to survive this difficult environment. My telecom equipment investments were timely, as these stocks did very well in the October-November rally and again when the market advanced in mid-March. Another area that helped the fund was health equipment and services, where my emphasis on medical device stocks boosted relative performance. On the negative side, the primary sector detracting from our returns was capital goods, which includes defense stocks. Defense names struggled during the period for a variety of reasons, including questions about pension fund liabilities, slowing revenue growth and the perception that the war with Iraq might end quickly.

Q. What did you like about medical device companies?

A. They appeared to be one market segment capable of delivering sustained, strong earnings growth despite the soft economy. Growth was driven partly by improvements in cardiac pacemakers, prosthetics and other devices. Demographic factors also helped, as increasing numbers of the baby boomer generation were starting to need these products.

Q. Which stocks helped the fund's performance?

A. St. Jude Medical, a leading manufacturer of pacemakers and other devices designed to help cardiac patients, was the fund's top absolute and relative contributor. Recent studies indicated that pacemakers significantly increase a patient's quality of life. As a result, St. Jude was projected to have near-term earnings growth of approximately 20%. In the information technology sector, telecom-related holdings CIENA, Agere Systems, ADC Telecommunications and Broadcom all made contributions to the fund. I selected these stocks because of their relatively strong balance sheets, solid management teams and attractive product lines. However, in light of the ongoing challenges facing the telecom equipment industry, I reduced or eliminated the fund's positions in all four stocks as their prices rallied. Finally, Microsoft, the fund's largest holding at period end, was a top-10 contributor to our absolute performance. The company maintained its pricing power in a market where that's a relative rarity, and it stood to benefit from pent-up demand for personal computers.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Which stocks detracted from performance?

A. Defense holdings Lockheed Martin and Northrop Grumman were two of the largest detractors. Although the negative factors I mentioned earlier held back both stocks, I continued to like their longer-term growth prospects. Beverage maker Coca-Cola also hurt performance, as foreign countries' disapproval of the U.S. conflict with Iraq made life more difficult for U.S. companies doing business overseas. Tyco International was another laggard. However, with a valuation of approximately eight times 2003 earnings and projected earnings growth of 15%, I thought Tyco was a good buy. I also liked the fact that Tyco's recently appointed CEO - Ed Breen - continued to add talented players to the company's managerial ranks.

Q. What's your outlook, Adam?

A. With the war winding down, investors' focus should return to the economy, which continues to struggle along with gross domestic product growth under 2% for the most recent quarter. Questions also persist about consumers' ability to maintain their spending. Moreover, while we have read in the media that uncertainty about the war has been a major factor holding back business spending - implying that business spending might rebound once the war is over - the mood among CEOs I talk to is still very cautious. I'm therefore inclined to maintain the fund's defensive positioning until I see more conviction in both business and consumer spending.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2003, more than $4.1 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski discusses the prospects for inflation:

"One piece of the economic puzzle that could play an increasingly important role in the stock market's future performance is inflation. After many years of being relatively subdued, inflation has given indications that it may have entered a new phase of higher growth. For example, producer prices rose 1.6% and 1.0% in January and February, respectively, while consumer prices increased 0.3% and 0.6% during the same period. These are much higher numbers than we're used to seeing. It's true that if we strip out the volatile food, energy and housing components of the indexes, the increases are more modest. However, food, energy and housing are essential items representing real costs that consumers and businesses must bear, so I think that not taking them into account makes little sense. It's also true that the conflict with Iraq drove crude oil prices higher than they would have been under normal circumstances. Even without this factor, though, inflation would probably still have registered sizable increases in January and February.

"Rising inflation at this time would be bad from several standpoints. First and foremost, if consumers and businesses spend more on food, energy and housing, they have less to spend on other, less-essential items. The implications for consumer spending are particularly important since it accounts for approximately two-thirds of U.S. economic activity, with the remaining third made up of business and government spending. If people are spending less on nonessential items, it could take longer for demand to recover in those industries, especially since consumers continue to carry relatively high levels of debt.

"Inflation could hurt the financial markets in other ways. For example, inflation tends to drive bond prices lower and interest rates higher. If interest rates rise too much before the economy gets back on its feet, we could see economic growth slow even further from the current anemic pace. Additionally, higher inflation would tend to push down the value of the U.S. dollar, which already has depreciated considerably in the past year or so. A falling dollar might make U.S. investments less attractive relative to those in other countries."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of March 31, 2003	as of September 30, 2002
Microsoft Corp.	Microsoft Corp.
Wal-Mart Stores, Inc.	Philip Morris Companies, Inc.
General Electric Co.	Wal-Mart Stores, Inc.
Merck & Co., Inc.	The Coca-Cola Co.
Johnson & Johnson	General Electric Co.
Bank of America Corp.	Pfizer, Inc.
Intel Corp.	Exxon Mobil Corp.
Dell Computer Corp.	Intel Corp.
Pfizer, Inc.	Lowe's Companies, Inc.
Exxon Mobil Corp.	Wells Fargo & Co.
Top Ten Equity Holdings - Destiny II
as of March 31, 2003	as of September 30, 2002
Microsoft Corp.	Microsoft Corp.
Verizon Communications, Inc.	The Coca-Cola Co.
Johnson & Johnson	Viacom, Inc. Class B (non-vtg.)
Tyco International Ltd.	AT&T Corp.
Merck & Co., Inc.	Bristol-Myers Squibb Co.
Northrop Grumman Corp.	American International Group, Inc.
Lockheed Martin Corp.	Biomet, Inc.
BJ Services Co.	Texas Instruments, Inc.
Fifth Third Bancorp	Zimmer Holdings, Inc.
Burlington Resources, Inc.	Morgan Stanley
Top Five Market Sectors - Destiny I
as of March 31, 2003	% of fund's net assets	as of September 30, 2002	% of fund's net assets
Information Technology	20.3%	Consumer Discretionary	19.6%
Health Care	16.8%	Information Technology	15.4%
Consumer Discretionary	15.3%	Financials	13.1%
Financials	14.2%	Health Care	12.7%
Industrials	10.3%	Consumer Staples	11.7%
Top Five Market Sectors - Destiny II
as of March 31, 2003	% of fund's net assets	as of September 30, 2002	% of fund's net assets
Health Care	18.8%	Information Technology	17.7%
Energy	18.4%	Health Care	14.7%
Industrials	16.1%	Industrials	13.5%
Information Technology	12.1%	Consumer Discretionary	10.9%
Materials	8.4%	Financials	10.1%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	180,000	$ 4,955,353
Household Durables - 0.4%
Sony Corp. sponsored ADR	351,000	12,330,630
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	688,700	17,926,861
eBay, Inc. (a)	241,700	20,614,593
		38,541,454
Leisure Equipment & Products - 0.6%
Mattel, Inc.	783,600	17,631,000
Media - 8.0%
AOL Time Warner, Inc. (a)	1,011,300	10,982,718
Belo Corp. Series A	729,600	14,781,696
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	567,474	22,443,597
Comcast Corp. Class A (special) (a)	1,422,200	39,096,278
Knight-Ridder, Inc.	203,300	11,893,050
Liberty Media Corp. Class A (a)	1,193,100	11,608,863
Pixar (a)	63,900	3,455,712
Television Francaise 1 SA	288,131	6,572,371
The New York Times Co. Class A	234,500	10,118,675
TMP Worldwide, Inc. (a)	465,000	4,989,450
Tribune Co.	656,020	29,527,460
Univision Communications, Inc. Class A (a)	475,300	11,649,603
Viacom, Inc. Class B (non-vtg.) (a)	951,665	34,754,806
Walt Disney Co.	604,690	10,291,824
		222,166,103
Multiline Retail - 2.9%
Wal-Mart Stores, Inc.	1,573,900	81,890,017
Specialty Retail - 0.9%
CDW Computer Centers, Inc. (a)	178,400	7,278,720
Lowe's Companies, Inc.	405,150	16,538,223
		23,816,943
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	293,900	15,112,338
Polo Ralph Lauren Corp. Class A (a)	440,600	10,089,740
		25,202,078
TOTAL CONSUMER DISCRETIONARY		426,533,578
CONSUMER STAPLES - 6.7%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	433,800	20,219,418
PepsiCo, Inc.	468,400	18,736,000
The Coca-Cola Co.	612,500	24,794,000
		63,749,418

	Shares	Value (Note 1)
Food Products - 0.4%
Dean Foods Co. (a)	280,900	$ 12,053,419
Household Products - 0.9%
Procter & Gamble Co.	189,100	16,839,355
The Dial Corp.	442,100	8,576,740
		25,416,095
Personal Products - 2.5%
Alberto-Culver Co. Class B	555,710	27,385,389
Gillette Co.	1,320,100	40,843,894
		68,229,283
Tobacco - 0.6%
Altria Group, Inc.	549,570	16,465,117
TOTAL CONSUMER STAPLES		185,913,332
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Rowan Companies, Inc.	592,800	11,654,448
Schlumberger Ltd. (NY Shares)	678,200	25,778,382
Tidewater, Inc.	638,200	18,329,104
		55,761,934
Oil & Gas - 4.7%
ChevronTexaco Corp.	431,100	27,870,615
ConocoPhillips	697,688	37,396,077
Exxon Mobil Corp.	1,354,800	47,350,260
Ocean Energy, Inc.	961,700	19,234,000
		131,850,952
TOTAL ENERGY		187,612,886
FINANCIALS - 14.2%
Banks - 5.8%
Bank of America Corp.	813,400	54,367,656
Bank One Corp.	969,400	33,560,628
Fifth Third Bancorp	265,300	13,302,142
Synovus Financial Corp.	261,900	4,685,391
Wachovia Corp.	841,390	28,666,157
Wells Fargo & Co.	580,400	26,112,196
		160,694,170
Diversified Financials - 6.4%
American Express Co.	773,500	25,703,405
Citigroup, Inc.	928,666	31,992,544
Credit Saison Co. Ltd.	466,100	8,080,147
Fannie Mae	499,900	32,668,465
Freddie Mac	216,600	11,501,460
JAFCO Co. Ltd.	103,600	3,609,511
Legg Mason, Inc.	304,000	14,816,960
MBNA Corp.	841,300	12,661,565
Morgan Stanley	549,500	21,073,325
Principal Financial Group, Inc.	594,100	16,123,874
		178,231,256
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 2.0%
AFLAC, Inc.	379,000	$ 12,146,950
Allstate Corp.	556,600	18,462,422
American International Group, Inc.	382,264	18,902,955
Nationwide Financial Services, Inc. Class A	293,300	7,147,721
		56,660,048
TOTAL FINANCIALS		395,585,474
HEALTH CARE - 16.8%
Biotechnology - 3.2%
Amgen, Inc. (a)	704,100	40,520,955
Cephalon, Inc. (a)	311,300	12,433,322
Geneprot, Inc. (c)	262,000	917,000
Genzyme Corp. - General Division (a)	360,700	13,147,515
MedImmune, Inc. (a)	363,000	11,917,290
Neurocrine Biosciences, Inc. (a)	97,100	4,056,838
Protein Design Labs, Inc. (a)	829,900	6,141,260
		89,134,180
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	1,107,200	45,129,472
Medtronic, Inc.	699,100	31,543,392
Stryker Corp.	210,500	14,450,825
		91,123,689
Health Care Providers & Services - 0.6%
Accredo Health, Inc. (a)	264,150	6,429,147
Covance, Inc. (a)	383,800	8,873,456
		15,302,603
Pharmaceuticals - 9.7%
Abbott Laboratories	208,700	7,849,207
Allergan, Inc.	358,500	24,453,285
Bristol-Myers Squibb Co.	430,560	9,097,733
Johnson & Johnson	1,090,400	63,101,448
Merck & Co., Inc.	1,253,210	68,650,844
Mylan Laboratories, Inc.	320,650	9,218,688
Pfizer, Inc.	1,576,125	49,112,055
Pharmaceutical Resources, Inc. (a)	118,100	5,016,888
Pharmacia Corp.	285,700	12,370,810
Schering-Plough Corp.	983,700	17,539,371
Wyeth	127,400	4,818,268
		271,228,597
TOTAL HEALTH CARE		466,789,069
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	174,500	8,297,475
Northrop Grumman Corp.	65,000	5,577,000
		13,874,475

	Shares	Value (Note 1)
Air Freight & Logistics - 1.1%
FedEx Corp.	540,100	$ 29,743,307
Airlines - 0.5%
Southwest Airlines Co.	1,056,100	15,165,596
Building Products - 0.6%
American Standard Companies, Inc. (a)	220,800	15,184,416
Commercial Services & Supplies - 0.5%
ChoicePoint, Inc. (a)	285,800	9,688,620
Robert Half International, Inc. (a)	371,400	4,943,334
		14,631,954
Electrical Equipment - 0.5%
Emerson Electric Co.	298,100	13,518,835
Industrial Conglomerates - 3.8%
3M Co.	241,000	31,337,230
General Electric Co.	2,902,100	74,003,550
		105,340,780
Machinery - 1.6%
Caterpillar, Inc.	176,100	8,664,120
Graco, Inc.	594,450	16,704,045
Illinois Tool Works, Inc.	345,200	20,073,380
		45,441,545
Road & Rail - 1.2%
Union Pacific Corp.	628,400	34,562,000
TOTAL INDUSTRIALS		287,462,908
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	3,163,939	41,067,928
Juniper Networks, Inc. (a)	1,026,000	8,382,420
Motorola, Inc.	2,553,200	21,089,432
Nortel Networks Corp. (a)	2,265,400	4,712,026
UTStarcom, Inc. (a)	767,400	15,340,326
		90,592,132
Computers & Peripherals - 3.7%
Dell Computer Corp. (a)	1,952,900	53,333,699
International Business Machines Corp.	508,700	39,897,341
Sun Microsystems, Inc. (a)	2,652,100	8,645,846
		101,876,886
Electronic Equipment & Instruments - 0.3%
Kyocera Corp.	83,800	4,130,502
Vishay Intertechnology, Inc. (a)	514,300	5,235,574
		9,366,076
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	477,200	11,462,344
Semiconductor Equipment & Products - 5.7%
Altera Corp. (a)	860,000	11,644,400
Analog Devices, Inc. (a)	892,300	24,538,250
Intel Corp.	3,310,300	53,891,684
Marvell Technology Group Ltd. (a)	404,000	8,560,760
Micrel, Inc. (a)	831,100	7,662,742
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	602,640	$ 4,905,490
QLogic Corp. (a)	64,300	2,388,102
Texas Instruments, Inc.	2,418,900	39,597,393
Tokyo Electron Ltd.	121,300	4,771,178
		157,959,999
Software - 6.9%
Microsoft Corp.	6,494,098	157,222,111
Oracle Corp. (a)	1,914,300	20,768,241
Reynolds & Reynolds Co. Class A	605,400	15,316,620
		193,306,972
TOTAL INFORMATION TECHNOLOGY		564,564,409
MATERIALS - 3.0%
Chemicals - 1.4%
Dow Chemical Co.	491,300	13,564,793
Monsanto Co.	803,100	13,170,840
PPG Industries, Inc.	261,900	11,806,452
		38,542,085
Containers & Packaging - 0.8%
Pactiv Corp. (a)	522,600	10,608,780
Smurfit-Stone Container Corp. (a)	984,700	13,154,607
		23,763,387
Metals & Mining - 0.4%
Kinross Gold Corp. (a)	757,700	4,666,581
Newmont Mining Corp. Holding Co.	200,000	5,230,000
		9,896,581
Paper & Forest Products - 0.4%
International Paper Co.	339,000	11,458,200
TOTAL MATERIALS		83,660,253
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
KT Corp. sponsored ADR	553,300	9,500,161
SBC Communications, Inc.	299,300	6,003,958
Verizon Communications, Inc.	914,300	32,320,505
		47,824,624
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	718,100	13,083,782
TOTAL TELECOMMUNICATION SERVICES		60,908,406
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Reliant Resources, Inc. (a)	51,200	182,272
TOTAL COMMON STOCKS (Cost $2,743,972,789)		2,659,212,587
Money Market Funds - 5.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.37% (b) (Cost $152,106,544)	152,106,544	$ 152,106,544
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,896,079,333)		2,811,319,131
NET OTHER ASSETS - (1.0)%		(26,883,255)
NET ASSETS - 100%		$ 2,784,435,876
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,135,814,810 and $1,164,384,379, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $110,708 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $805,799,000 of which $78,295,000 and $727,504,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $637,344,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolio: Destiny I

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,105,724) (cost $2,896,079,333) - See accompanying schedule		$ 2,811,319,131
Receivable for investments sold		11,750,391
Receivable for fund shares sold		287,919
Dividends receivable		3,261,970
Interest receivable		181,420
Other receivables		203,676
Total assets		2,827,004,507

Liabilities
Payable for investments purchased	$ 10,190,187
Payable for fund shares redeemed	1,206,146
Accrued management fee	1,061,182
Distribution fees payable	3,981
Other payables and accrued expenses	168,035
Collateral on securities loaned, at value	29,939,100
Total liabilities		42,568,631

Net Assets		$ 2,784,435,876
Net Assets consist of:
Paid in capital		$ 4,636,045,192
Undistributed net investment income		4,686,052
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,771,554,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,741,139)
Net Assets		$ 2,784,435,876
Class O: Net Asset Value, offering price and redemption price per share ($2,764,935,884 ÷ 291,006,251 shares)		$ 9.50

Class N: Net Asset Value, offering price and redemption price per share ($19,499,992 ÷ 2,079,730 shares)		$ 9.38

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 19,187,357
Interest		866,010
Security lending		79,454
Total income		20,132,821

Expenses
Management fee	$ 6,591,822
Transfer agent fees	143,705
Distribution fees	20,829
Accounting and security lending fees	292,449
Non-interested trustees' compensation	5,745
Depreciation in deferred trustee compensation	(11,983)
Custodian fees and expenses	45,796
Registration fees	10,635
Audit	23,738
Legal	9,473
Miscellaneous	115,573
Total expenses before reductions	7,247,782
Expense reductions	(490,507)	6,757,275
Net investment income (loss)		13,375,546
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(269,404,609)
Foreign currency transactions	(8,488)
Total net realized gain (loss)		(269,413,097)
Change in net unrealized appreciation (depreciation) on: Investment securities	340,518,868
Assets and liabilities in foreign currencies	11,738
Total change in net unrealized appreciation (depreciation)		340,530,606
Net gain (loss)		71,117,509
Net increase (decrease) in net assets resulting from operations		$ 84,493,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,375,546	$ 29,209,789
Net realized gain (loss)	(269,413,097)	(699,604,011)
Change in net unrealized appreciation (depreciation)	340,530,606	38,012,540
Net increase (decrease) in net assets resulting from operations	84,493,055	(632,381,682)
Distributions to shareholders from net investment income	(26,507,882)	(37,219,056)
Share transactions - net increase (decrease)	(53,604,474)	(190,122,951)
Total increase (decrease) in net assets	4,380,699	(859,723,689)

Net Assets
Beginning of period	2,780,055,177	3,639,778,866
End of period (including undistributed net investment income of $4,686,052 and undistributed net investment income of $17,818,388, respectively)	$ 2,784,435,876	$ 2,780,055,177

Financial Highlights - Class O

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.20	.42	.44
Net realized and unrealized gain (loss)	.23	(2.23)	(6.74)	(.77)	4.13	1.56
Total from investment operations	.28	(2.13)	(6.62)	(.57)	4.55	2.00
Distributions from net investment income	(.09)	(.12)	(.13)	(.44)	(.42)	(.47)
Distributions from net realized gain	-	-	(3.78)	(3.44)	(2.17)	(2.03)
Total distributions	(.09)	(.12)	(3.91)	(3.88)	(2.59)	(2.50)
Net asset value, end of period	$ 9.50	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Total Return B, C, D	2.97%	(18.69)%	(34.55)%	(3.23)%	18.99%	8.72%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.48%	.40%	.27%	.32%	.33%
Expenses net of voluntary waivers, if any	.49% A	.48%	.40%	.27%	.32%	.33%
Expenses net of all reductions	.46% A	.44%	.37%	.25%	.31%	.33%
Net investment income (loss)	.93% A	.80%	.75%	.85%	1.55%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,764,936	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058
Portfolio turnover rate	83% A	93%	119%	145%	36%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	- H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	.24	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	.24	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 9.38	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B, C, D	2.61%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.37% A	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.34% A	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	.05% A	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,500	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	83% A	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.5%
Michelin SA (Compagnie Generale des Etablissements) Series B	722,784	$ 19,898,056
Automobiles - 1.1%
Monaco Coach Corp. (a)(f)	2,389,450	24,754,702
Nissan Motor Co. Ltd.	2,166,400	14,417,393
Winnebago Industries, Inc.	227,700	6,193,440
		45,365,535
Media - 1.2%
AOL Time Warner, Inc. (a)	2,945,800	31,991,388
Comcast Corp. Class A (special) (a)	307,955	8,465,683
Viacom, Inc. Class B (non-vtg.) (a)	309,830	11,314,992
		51,772,063
Multiline Retail - 0.3%
Wal-Mart Stores, Inc.	286,900	14,927,407
Specialty Retail - 0.8%
Staples, Inc. (a)	1,774,000	32,517,420
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	129,900	6,679,458
TOTAL CONSUMER DISCRETIONARY		171,159,939
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
The Coca-Cola Co.	243,800	9,869,024
Household Products - 0.0%
Procter & Gamble Co.	3,400	302,770
Personal Products - 0.0%
Gillette Co.	15,900	491,946
Tobacco - 0.3%
Altria Group, Inc.	397,400	11,906,104
TOTAL CONSUMER STAPLES		22,569,844
ENERGY - 18.4%
Energy Equipment & Services - 9.2%
BJ Services Co. (a)	2,825,998	97,186,071
ENSCO International, Inc.	400,000	10,204,000
Nabors Industries Ltd. (a)	919,500	36,660,465
Noble Corp. (a)	1,998,025	62,777,946
Pride International, Inc. (a)	4,357,461	58,782,149
Rowan Companies, Inc.	2,986,797	58,720,429
Schlumberger Ltd. (NY Shares)	773,100	29,385,531
Weatherford International Ltd. (a)	765,878	28,927,212
		382,643,803
Oil & Gas - 9.2%
Apache Corp.	909,710	56,165,495
BP PLC sponsored ADR	650,000	25,083,500
Burlington Resources, Inc.	1,795,700	85,672,847
Chesapeake Energy Corp.	3,185,200	25,035,672

	Shares	Value (Note 1)
Devon Energy Corp.	1,140,900	$ 55,014,198
EOG Resources, Inc.	1,344,600	53,192,376
Knightsbridge Tankers Ltd. (f)	990,950	13,476,920
Lukoil Oil Co. sponsored ADR	160,300	8,800,470
Stelmar Shipping Ltd. (a)	671,600	10,080,716
Teekay Shipping Corp.	910,600	35,331,280
Tsakos Energy Navigation Ltd.	193,800	2,519,400
YUKOS Corp. sponsored ADR	98,800	14,424,800
		384,797,674
TOTAL ENERGY		767,441,477
FINANCIALS - 5.9%
Banks - 2.2%
Bank of America Corp.	60,500	4,043,820
Fifth Third Bancorp	1,753,900	87,940,546
		91,984,366
Diversified Financials - 1.5%
Bear Stearns Companies, Inc.	138,700	9,098,720
Charles Schwab Corp.	1,744,600	12,596,012
Citigroup, Inc.	9,300	320,385
Freddie Mac	2,740	145,494
Goldman Sachs Group, Inc.	4,200	285,936
Janus Capital Group, Inc.	3,279,100	37,348,949
Morgan Stanley	10,650	408,428
		60,203,924
Insurance - 2.2%
American International Group, Inc.	1,507,600	74,550,820
Lincoln National Corp.	455,000	12,740,000
Nationwide Financial Services, Inc. Class A	192,800	4,698,536
		91,989,356
TOTAL FINANCIALS		244,177,646
HEALTH CARE - 18.8%
Biotechnology - 1.0%
Biogen, Inc. (a)	1,132,500	33,929,700
Cephalon, Inc. (a)	51,400	2,052,916
Geneprot, Inc. (e)	255,000	892,500
Gilead Sciences, Inc. (a)	7,300	306,527
MedImmune, Inc. (a)	182,800	6,001,324
		43,182,967
Health Care Equipment & Supplies - 7.6%
Biomet, Inc.	1,704,087	52,230,267
Boston Scientific Corp. (a)	1,964,700	80,081,172
Guidant Corp.	1,564,300	56,627,660
Medtronic, Inc.	1,229,200	55,461,504
St. Jude Medical, Inc. (a)	1,058,320	51,593,100
Zimmer Holdings, Inc. (a)	380,933	18,524,772
		314,518,475
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 10.2%
Abbott Laboratories	964,040	$ 36,257,544
Johnson & Johnson	2,686,425	155,463,415
Merck & Co., Inc.	2,499,000	136,895,220
Pfizer, Inc.	1,819,300	56,689,388
Pharmacia Corp.	953,300	41,277,890
		426,583,457
TOTAL HEALTH CARE		784,284,899
INDUSTRIALS - 16.1%
Aerospace & Defense - 6.3%
Lockheed Martin Corp.	2,715,700	129,131,535
Northrop Grumman Corp.	1,542,500	132,346,500
		261,478,035
Air Freight & Logistics - 0.4%
CNF, Inc.	417,000	12,697,650
FedEx Corp.	43,300	2,384,531
United Parcel Service, Inc. Class B	43,300	2,468,100
		17,550,281
Airlines - 2.0%
AirTran Holdings, Inc. (a)	1,031,200	6,939,976
Alaska Air Group, Inc. (a)(f)	1,440,600	22,559,796
Delta Air Lines, Inc.	3,898,100	34,693,090
Northwest Airlines Corp. (a)	799,500	5,516,550
Southwest Airlines Co.	986,500	14,166,140
		83,875,552
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	854,700	50,145,249
Paychex, Inc.	8,800	241,736
		50,386,985
Industrial Conglomerates - 3.4%
General Electric Co.	93,700	2,389,350
Tyco International Ltd.	10,928,600	140,541,796
		142,931,146
Machinery - 1.1%
AGCO Corp. (a)	1,007,100	16,214,310
Illinois Tool Works, Inc.	348,600	20,271,090
Ingersoll-Rand Co. Ltd. Class A	266,100	10,268,799
		46,754,199
Road & Rail - 1.7%
CSX Corp.	875,000	24,955,000
Union Pacific Corp.	831,700	45,743,500
		70,698,500
TOTAL INDUSTRIALS		673,674,698
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Advanced Fibre Communication, Inc. (a)	341,900	5,176,366

	Shares	Value (Note 1)
CIENA Corp. (a)	4,005,300	$ 17,503,161
Cisco Systems, Inc. (a)	4,000	51,920
CommScope, Inc. (a)	1,186,700	8,900,250
Finisar Corp. (a)	7,103,821	5,540,980
JDS Uniphase Corp. (a)	7,177,400	20,455,590
Motorola, Inc.	4,300	35,518
QUALCOMM, Inc.	1,300	46,878
		57,710,663
Computers & Peripherals - 0.2%
Dell Computer Corp. (a)	77,400	2,113,794
International Business Machines Corp.	99,700	7,819,471
		9,933,265
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	744,243	1,049,383
IT Consulting & Services - 2.8%
Anteon International Corp.	1,120,600	25,157,470
Computer Sciences Corp. (a)	1,916,500	62,382,075
Infosys Technologies Ltd.	147,300	12,534,461
ManTech International Corp. Class A (f)	956,530	14,174,818
Technology Solutions Co. (a)	77,000	75,460
		114,324,284
Semiconductor Equipment & Products - 1.8%
Agere Systems, Inc. Class B (a)	3,742,450	5,613,675
Analog Devices, Inc. (a)	213,200	5,863,000
Linear Technology Corp.	4,300	132,741
Maxim Integrated Products, Inc.	3,800	137,256
STMicroelectronics NV (NY Shares)	400	7,560
Texas Instruments, Inc.	3,662,900	59,961,673
United Microelectronics Corp. sponsored ADR (a)	75,800	228,158
Xilinx, Inc. (a)	164,200	3,843,922
		75,787,985
Software - 5.8%
Cadence Design Systems, Inc. (a)	1,776,000	17,760,000
Microsoft Corp.	9,309,240	225,376,697
		243,136,697
TOTAL INFORMATION TECHNOLOGY		501,942,277
MATERIALS - 8.4%
Chemicals - 1.7%
Dow Chemical Co.	2,015,400	55,645,194
Georgia Gulf Corp.	633,900	12,760,407
Olin Corp.	195,000	3,543,150
		71,948,751
Containers & Packaging - 0.9%
Smurfit-Stone Container Corp. (a)	2,849,063	38,060,633
Metals & Mining - 4.0%
Agnico-Eagle Mines Ltd.	311,300	4,050,845
Alcoa, Inc.	420,900	8,157,042
Goldcorp, Inc.	677,200	7,197,384
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
JSC MMC 'Norilsk Nickel' sponsored ADR	406,700	$ 9,659,125
Kinross Gold Corp. (a)	829,400	5,108,173
Meridian Gold, Inc. (a)	102,500	973,464
Newmont Mining Corp. Holding Co.	1,899,220	49,664,603
Nucor Corp.	1,221,100	46,609,387
Phelps Dodge Corp. (a)	1,094,900	35,562,352
		166,982,375
Paper & Forest Products - 1.8%
Bowater, Inc.	1,380,600	51,289,290
International Paper Co.	668,100	22,581,780
		73,871,070
TOTAL MATERIALS		350,862,829
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	4,683,300	165,554,655
TOTAL COMMON STOCKS (Cost $3,775,358,239)		3,681,668,264
Convertible Preferred Stocks - 0.0%

ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. $3.00 (d)	39,200	2,048,200
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	27,000	27,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,425,480)		2,075,200
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (d)	$ 6,000,000	2,910,000

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.1%
Agere Systems, Inc. 6.5% 12/15/09	$ 2,120,000	$ 1,971,600
Conexant Systems, Inc. 4.25% 5/1/06	5,180,000	3,405,850
		5,377,450
TOTAL CONVERTIBLE BONDS		8,287,450
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	5,000,000	5,175,000
TOTAL CORPORATE BONDS (Cost $12,258,672)		13,462,450
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 1.37% (b) (Cost $544,967,380)	544,967,380	544,967,380
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $4,335,009,771)		4,242,173,294
NET OTHER ASSETS - (1.6)%		(68,143,601)
NET ASSETS - 100%		$ 4,174,029,693
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,958,200 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
(f) Affiliated company

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Investments (Unaudited) - continued

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alaska Air Group, Inc.	$ 1,882,673	$ -	$ -	$ 22,559,796
Knightsbridge Tankers Ltd.	1,527,770	-	-	13,476,920
ManTech International Corp. Class A	1,650,216	-	-	14,174,818
Monaco Coach Corp.	12,447,115	6,565,145	-	24,754,702
StorageNetworks, Inc.	1,005,910	5,784,361	-	-
TOTALS	$ 18,513,684	$ 12,349,506	$ -	$ 74,966,236
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,863,414,140 and $6,857,938,622, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,233,168 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $919,500 or 0.0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $351,334,000 all of which will expire on September 30, 2010.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $388,787,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,445,444) (cost $4,335,009,771) - See accompanying schedule		$ 4,242,173,294
Cash		389,334
Receivable for investments sold		159,917,285
Receivable for fund shares sold		480,942
Dividends receivable		4,319,794
Interest receivable		743,168
Other receivables		1,473,430
Total assets		4,409,497,247

Liabilities
Payable for investments purchased	$ 188,820,849
Payable for fund shares redeemed	1,288,648
Accrued management fee	2,046,584
Distribution fees payable	19,656
Other payables and accrued expenses	167,917
Collateral on securities loaned, at value	43,123,900
Total liabilities		235,467,554

Net Assets		$ 4,174,029,693
Net Assets consist of:
Paid in capital		$ 5,169,897,857
Undistributed net investment income		6,041,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(909,066,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(92,842,427)
Net Assets		$ 4,174,029,693

Class O: Net Asset Value, offering price and redemption price per share ($4,078,951,416 ÷ 460,988,126 shares)		$ 8.85

Class N: Net Asset Value, offering price and redemption price per share ($95,078,277 ÷ 10,923,123 shares)		$ 8.70

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 28,093,451
Interest		4,523,772
Security lending		279,429
Total income		32,896,652

Expenses
Management fee	$ 12,445,645
Transfer agent fees	356,850
Distribution fees	106,548
Accounting and security lending fees	355,341
Non-interested trustees' compensation	8,334
Depreciation in deferred trustee compensation	(11,388)
Custodian fees and expenses	76,226
Registration fees	10,585
Audit	26,177
Legal	10,054
Miscellaneous	288,425
Total expenses before reductions	13,672,797
Expense reductions	(3,279,362)	10,393,435
Net investment income (loss)		22,503,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($3,102,681) on sales of investments in affiliated issuers)	(1,296,293)
Foreign currency transactions	(90,074)
Futures contracts	18,628,386
Total net realized gain (loss)		17,242,019
Change in net unrealized appreciation (depreciation) on: Investment securities	202,389,851
Assets and liabilities in foreign currencies	(3,816)
Total change in net unrealized appreciation (depreciation)		202,386,035
Net gain (loss)		219,628,054
Net increase (decrease) in net assets resulting from operations		$ 242,131,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,503,217	$ 39,710,482
Net realized gain (loss)	17,242,019	(535,167,118)
Change in net unrealized appreciation (depreciation)	202,386,035	(263,961,030)
Net increase (decrease) in net assets resulting from operations	242,131,271	(759,417,666)
Distributions to shareholders from net investment income	(41,309,629)	(44,925,020)
Share transactions - net increase (decrease)	95,548,480	119,888,685
Total increase (decrease) in net assets	296,370,122	(684,454,001)

Net Assets
Beginning of period	3,877,659,571	4,562,113,572
End of period (including undistributed net investment income of $6,041,036 and undistributed net investment income of $24,847,448, respectively)	$ 4,174,029,693	$ 3,877,659,571

Financial Highlights - Class O

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.06	.12	.18
Net realized and unrealized gain (loss)	.49	(1.73)	(4.19)	2.85	3.73	.71
Total from investment operations	.54	(1.64)	(4.11)	2.91	3.85	.89
Distributions from net investment income	(.09)	(.10)	(.08)	(.11)	(.12)	(.25)
Distributions from net realized gain	-	-	(1.80)	(1.43)	(3.04)	(.97)
Total distributions	(.09)	(.10)	(1.88)	(1.54)	(3.16)	(1.22)
Net asset value, end of period	$ 8.85	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Total Return B, C, D	6.39%	(16.39)%	(27.64)%	20.25%	30.06%	6.64%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.61%	.60%	.58%	.48%	.48%
Expenses net of voluntary waivers, if any	.63% A	.61%	.60%	.58%	.48%	.48%
Expenses net of all reductions	.47% A	.43%	.55%	.56%	.47%	.48%
Net investment income (loss)	1.08% A	.86%	.67%	.37%	.79%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,078,952	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409
Portfolio turnover rate	361% A	326%	196%	113%	77%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.03)	(.08)	- H
Net realized and unrealized gain (loss)	.47	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	.48	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	(1.80)	(1.43)	-
Total distributions	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 8.70	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B, C, D	5.80%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.50% A	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.35% A	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	.20% A	(.01)%	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,078	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	361% A	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destiny I	$ 2,945,992,119	$ 291,432,916	$ (426,105,904)	$ (134,672,988)
Destiny II	4,373,184,173	130,962,321	(261,973,200)	(131,010,879)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.59%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the service fee rates and the total amounts paid to FDC were as follows:

	Service Fee	Paid to FDC
Destiny I	.25%	$ 20,829
Destiny II	.25%	$ 106,548

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 91,053	.01*
Class N	52,652	.63*
	$ 143,705
Destiny II	Amount	% of Average Net Assets
Class O	$ 88,203	.00*
Class N	268,647	.63*
	$ 356,850

*Annualized

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 1,049,770
Destiny II	$ 3,829,916

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 489,731	$ 633	$ -
Class O	-	-	143
Destiny II	3,277,169	2,193	-
Class O	-	-	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2003	Year ended September 30, 2002
Destiny I
From net investment income
Class O	$ 26,474,862	$ 37,197,781
Class N	33,020	21,275
Total	$ 26,507,882	$ 37,219,056
Destiny II
From net investment income
Class O	$ 41,033,785	$ 44,833,224
Class N	275,844	91,796
Total	$ 41,309,629	$ 44,925,020

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2003	Year ended September 30, 2002	Six months ended March 31, 2003	Year ended September 30, 2002
Destiny I
Class O
Shares sold	4,602,511	9,465,650	$ 45,218,771	$ 112,461,153
Reinvestment of distributions	2,202,996	2,462,423	21,743,580	30,878,644
Shares redeemed	(13,033,978)	(28,877,985)	(127,417,240)	(342,714,783)
Net increase (decrease)	(6,228,471)	(16,949,912)	$ (60,454,889)	$ (199,374,986)
Class N
Shares sold	748,769	879,062	$ 7,252,877	$ 10,105,517
Reinvestment of distributions	2,776	1,540	27,090	19,130
Shares redeemed	(44,451)	(75,452)	(429,552)	(872,612)
Net increase (decrease)	707,094	805,150	$ 6,850,415	$ 9,252,035
Destiny II
Class O
Shares sold	18,117,486	33,695,767	$ 165,754,974	$ 345,648,945
Reinvestment of distributions	4,063,192	3,811,421	37,381,434	41,013,817
Shares redeemed	(14,739,654)	(29,982,185)	(134,041,152)	(308,252,989)
Net increase (decrease)	7,441,024	7,525,003	$ 69,095,256	$ 78,409,773
Class N
Shares sold	3,194,122	4,444,212	$ 28,729,740	$ 44,577,018
Reinvestment of distributions	26,363	7,375	239,115	78,405
Shares redeemed	(280,290)	(318,568)	(2,515,631)	(3,176,511)
Net increase (decrease)	2,940,195	4,133,019	$ 26,453,224	$ 41,478,912

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Legend" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on November 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	6,416,031,493.50	90.573
Against	436,581,010.16	6.163
Abstain	230,955,377.90	3.261
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	5,488,047,109.27	77.473
Against	1,401,225,276.95	19.781
Abstain	194,531,286.08	2.746
TOTAL	7,083,803,672.30	100.00
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding mergers, consolidations, incorporations, and reorganizations.*
	# of Votes	% of Votes
Affirmative	6,300,731,207.15	88.946
Against	592,936,799.32	8.370
Abstain	189,899,875.09	2.681
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	5,915,534,406.15	83.508
Against	944,456,498.56	13.333
Abstain	223,576,976.85	3.156
Broker Non-Votes	235,790.74	0.003
TOTAL	7,083,803,672.30	100.00
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,639,636,741.16	93.730
Withheld	444,166,931.14	6.270
TOTAL	7,083,803,672.30	100.00
	# of Votes	% of Votes
Ralph F. Cox
Affirmative	6,622,464,581.68	93.487
Withheld	461,339,090.62	6.513
TOTAL	7,083,803,672.30	100.00
Phyllis Burke Davis
Affirmative	6,610,616,671.77	93.320
Withheld	473,187,000.53	6.680
TOTAL	7,083,803,672.30	100.00
Robert M. Gates
Affirmative	6,640,461,251.25	93.741
Withheld	443,342,421.05	6.259
TOTAL	7,083,803,672.30	100.00
Abigail P. Johnson
Affirmative	6,587,762,188.20	92.998
Withheld	496,041,484.10	7.002
TOTAL	7,083,803,672.30	100.00
Edward C. Johnson 3d
Affirmative	6,596,473,340.53	93.120
Withheld	487,330,331.77	6.880
TOTAL	7,083,803,672.30	100.00
Donald J. Kirk
Affirmative	6,638,707,509.83	93.717
Withheld	445,096,162.47	6.283
TOTAL	7,083,803,672.30	100.00
Marie L. Knowles
Affirmative	6,640,633,589.38	93.744
Withheld	443,170,082.92	6.256
TOTAL	7,083,803,672.30	100.00
Ned C. Lautenbach
Affirmative	6,640,786,279.43	93.746
Withheld	443,017,392.87	6.254
TOTAL	7,083,803,672.30	100.00
Peter S. Lynch
Affirmative	6,641,472,362.16	93.756
Withheld	442,331,310.14	6.244
TOTAL	7,083,803,672.30	100.00
Marvin L. Mann
Affirmative	6,635,931,652.31	93.678
Withheld	447,872,019.99	6.322
TOTAL	7,083,803,672.30	100.00
William O. McCoy
Affirmative	6,632,594,454.27	93.630
Withheld	451,209,218.03	6.370
TOTAL	7,083,803,672.30	100.00
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	6,550,451,305.91	92.471
Withheld	533,352,366.39	7.529
TOTAL	7,083,803,672.30	100.00
PROPOSAL 6
To amend each fund's fundamental investment limitation concerning underwriting.
Destiny I	# of Votes	% of Votes
Affirmative	2,487,805,562.84	84.244
Against	361,788,491.31	12.251
Abstain	103,321,853.81	3.499
Broker Non-Votes	189,439.75	0.006
TOTAL	2,953,105,347.71	100.00
Destiny II	# of Votes	% of Votes
Affirmative	3,532,503,680.81	85.518
Against	421,757,359.05	10.211
Abstain	176,390,933.74	4.270
Broker Non-Votes	46,350.99	0.001
TOTAL	4,130,698,324.59	100.00
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning lending.
Destiny I	# of Votes	% of Votes
Affirmative	2,430,778,040.54	82.313
Against	420,201,312.96	14.229
Abstain	101,936,554.46	3.452
Broker Non-Votes	189,439.75	0.006
TOTAL	2,953,105,347.71	100.00
Destiny II	# of Votes	% of Votes
Affirmative	3,479,569,657.44	84.237
Against	474,092,724.08	11.477
Abstain	176,989,592.08	4.285
Broker Non-Votes	46,350.99	0.001
TOTAL	4,130,698,324.59	100.00
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

Printed on recycled paper DES-SANN-0503
6i-344726 1.702317.105